SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____

Post-Effective Amendment No.   51    (File No. 2-54516)                    [X]
                              ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.       42    (File No. 811-2591)                              [X]
               ---------


AXP MONEY MARKET SERIES, INC.
200 AXP Financial Center
Minneapolis, Minnesota  55474

Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately  upon filing  pursuant to paragraph (b)
     [X] on June 26, 2000 pursuant to  paragraph (b)
     [ ] 60 days after  filing  pursuant to paragraph (a)(1)
     [ ] on (date)  pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                         AXP(SM)
                                                                            Cash
                                                                      Management
                                                                            Fund
                                                       SEPT. 29, 1999 PROSPECTUS
                                                     REVISED AS OF JUNE 26, 2000


AMERICAN
   EXPRESS-Registered Trademark-
 FUNDS


AXP CASH MANAGEMENT FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH                       [GRAPHIC]
MAXIMUM CURRENT INCOME CONSISTENT
WITH LIQUIDITY AND STABILITY OF PRINCIPAL.

Please note that this Fund:

- is not a bank deposit
- is not federally insured
- is not endorsed by any bank or government agency
- is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                                     [LOGO]

Table of Contents

TAKE A CLOSER LOOK AT:
THE FUND                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  5p
Past Performance                       7p
Fees and Expenses                      9p
Management                            10p
BUYING AND SELLING SHARES             10P
Valuing Fund Shares                   10p
Investment Options                    11p
Purchasing Shares                     12p
Transactions through Third Parties    15p
Sales Charges                         15p
Exchanging/Selling Shares             17p
DISTRIBUTIONS AND TAXES               22p
OTHER INFORMATION                     24p
FINANCIAL HIGHLIGHTS                  25p




FUND INFORMATION KEY

[GRAPHIC]  GOAL AND INVESTMENT STRATEGY
           The Fund's particular investment goal and the strategies it intends to use in pursuing its goal.

[GRAPHIC]  RISKS
           The major risk factors associated with the Fund.

[GRAPHIC]  FEES AND EXPENSES
           The overall costs incurred by an investor in the Fund, including sales charges and annual expenses.

[GRAPHIC]  MANAGEMENT
           The individual or group designated by the investment manager to handle the Fund's day-to-day management.

[GRAPHIC]  FINANCIAL HIGHLIGHTS
           Tables showing the Fund's financial performance.

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2p   AXP CASH MANAGEMENT FUND

The Fund

[GRAPHIC] GOAL

AXP Cash Management Fund (the Fund) seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Because any investment involves risk, the Fund cannot guarantee this goal.

INVESTMENT STRATEGY

The Fund's assets primarily are invested in money market instruments, such as marketable debt obligations issued by the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit, and commercial paper. The Fund may invest more than 25% of its total assets in U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 35% of its total assets in U.S. dollar-denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's return. The Fund's yield will vary from day-to-day.

The selection of short-term debt obligations is the primary decision in building the investment portfolio. The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the SEC for money market funds. For example, the Fund:

- limits its average portfolio maturity to ninety days or less;
- buys obligations with remaining maturities of 397 days or less; and
- buys only obligations that are denominated in U.S. dollars and present minimal credit risk.

In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:

- Considering opportunities and risks given current interest rates and anticipated interest rates.

- Purchasing securities based on the timing of cash flows in and out of the Fund.

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                                               PROSPECTUS - JUNE 26, 2000    3p

[GRAPHIC]

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

   -- the issuer's credit rating declines or AEFC expects a decline (the
      Fund, in certain cases, may continue to own securities that are down-graded until AEFC believes it is advantageous to sell),

   -- political, economic, or other events could affect the issuer's performance,

   -- AEFC identifies a more attractive opportunity, and

   -- the issuer or the security continues to meet the other standards described above.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.

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4p  AXP CASH MANAGEMENT FUND

[GRAPHIC] RISKS

Please remember that with any mutual fund investment you may lose money. Although the Fund's share price has remained constant in the past, THE FUND CANNOT GUARANTEE THAT IT WILL ALWAYS BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Principal risks associated with an investment in the Fund include:

   CREDIT RISK
   FOREIGN RISK
   INTEREST RATE RISK
   MARKET RISK
   SECTOR/CONCENTRATION RISK

CREDIT RISK

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

FOREIGN RISK

The following are all components of foreign risk:

COUNTRY RISK includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

CUSTODY RISK refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

-------------------------------------------------------------------------------
                                                PROSPECTUS - JUNE 26, 2000   5p

INTEREST RATE RISK

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

MARKET RISK

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

SECTOR/CONCENTRATION RISK

Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price (the more you diversify, the more you spread risk). For example, if the Fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.

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6p  AXP CASH MANAGEMENT FUND

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing how the Fund's performance has varied for each full calendar year shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future.

[EDGAR REPRESENTATION OF GRAPH]


CLASS A PERFORMANCE (BASED ON CALENDAR YEARS)

1990        [cad 164]7.73%
1991        [cad 164]5.52%
1992        [cad 164]2.91%
1993        [cad 164]2.28%
1994        [cad 164]3.36%
1995        [cad 164]5.45%
1996        [cad 164]4.96%
1997        [cad 164]5.18%
1998        [cad 164]5.28%
1999        [cad 164]4.76%

During the period shown in the bar chart, the highest return for a calendar quarter was +1.91% (quarter ending June 1990) and the lowest return for a calendar quarter was +0.54% (quarter ending September 1993).

The Fund's year to date return as of March 31,2000 was +1.37%.

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                                                 PROSPECTUS - JUNE 26, 2000  7p

AVERAGE ANNUAL TOTAL RETURNS (FOR THE CALENDAR YEAR PERIODS
ENDING DEC. 31, 1999)

                        1 YEAR          5 YEARS           10 YEARS       SINCE INCEPTION
 Cash Management:
   Class A              +4.76%            +5.13%           +4.73%             --%
   Class B              -0.02%               --%              --%          +4.04%(a)
   Class Y              +4.78%               --%              --%          +5.19%(a)


(a) Inception date was March 20, 1995.


This table shows total returns from hypothetical investments in shares of the Fund. Class C is new as of the date of this prospectus and therefore performance information is not available.

FOR PURPOSES OF THIS CALCULATION WE ASSUMED:
-  no sales charge for Class A shares or Class Y shares,
- sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,
- conversion of Class B shares to Class A shares in the ninth calendar years of ownership, and o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

YIELD INFORMATION

For current 7-day yield information, call 1-800-862-7919, select option #2.

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8p  AXP CASH MANAGEMENT FUND

[GRAPHIC]  FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                        CLASS A    CLASS B     CLASS C    CLASS Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                      none       none        none       none
-------------------------------------------------------------------------------------------------------

Maximum deferred sales charge (load) imposed on
sales (as a percentage of offering price at time
of purchase)                                             none(b)       5%          1%(c)   none
-------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(d) (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:            CLASS A    CLASS B     CLASS C    CLASS Y

 Management fees                                         0.31%      0.31%       0.31%      0.31%

 Distribution (12b-1) fees                               0.00%      0.75%       0.75%      0.00%

 Other expenses(e)                                       0.31%      0.32%       0.32%      0.29%

 Total                                                   0.62%      1.38%       1.38%      0.60%


(a) This charge may be reduced depending on the value of your total investments in American Express mutual funds. See "Sales Charges."

(b) For Class A purchases over $500,000 on which the sales charge is waived, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For all Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.

(d) Expenses for Class A, Class B and Class Y are based on actual expenses for the last fiscal year, restated to reflect current fees. Expenses for Class C are based on estimated amounts for the current fiscal year.

(e) Other expenses include an administrative services fee, a transfer agency fee and other nonadvisory expenses.

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                                                 PROSPECTUS - JUNE 26, 2000  9p

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:


                        1 YEAR           3 YEARS           5 YEARS          10 YEARS

 Class A                 $ 63              $199              $346          $  778

 Class B(a)              $541              $737              $856          $1,453(c)

 Class B(b)              $141              $437              $756          $1,453(c)

 Class C                 $141              $437              $756          $1,662

 Class Y                 $ 61              $192              $335          $  753


(a) Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC.

(b)   Assumes you did not sell your Class B shares at the end of the period.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


THIS EXAMPLE DOES NOT REPRESENT ACTUAL EXPENSES, PAST OR FUTURE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



[GRAPHIC]  MANAGEMENT

Terry Fettig, senior portfolio manager, joined AEFC in 1986. He has managed this Fund since April 1993. He also serves as portfolio manager of AXP Intermediate Tax-Exempt Fund, AXP Tax-Free Money Fund, AXP Variable Portfolio -- Cash Management Fund and IDS Life Series Fund, Money Market Portfolio.

Buying and Selling Shares

VALUING FUND SHARES

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Time (CT), each business day (any day the New York Stock Exchange is open).

Fund shares may be purchased through various third-party orgainzations, including 401(k) plans, banks, brokers and investment advisers. Where authorized by the Fund, orders will be priced at the NAV next computed after receipt by the organization or their selected agent.

The Fund's investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the Fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

-------------------------------------------------------------------------------
10p  AXP CASH MANAGEMENT FUND

INVESTMENT OPTIONS

New investments must be made in Class A shares of the Fund. The Fund offers Class B, Class C and Class Y shares only to facilitate exchanges between classes of these shares in other American Express mutual funds. The primary differences among the classes are in the sales charge structures and in their ongoing expenses. These differences are summarized in the table below.


INVESTMENT OPTIONS SUMMARY:

The Fund offers four different classes of shares. Although your money will be invested in the same way no matter which class of shares you buy, there are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.

The following table shows the key features of each class:



                            CLASS A          CLASS B                  CLASS C                 CLASS Y
---------------------------------------------------------------------------------------------------------------------------
AVAILABILITY                Available to     Available to             Available to            Limited to qualifying
                            all investors.   all investors.           all investors.          institutional investors.
---------------------------------------------------------------------------------------------------------------------------

INITIAL SALES CHARGE        N/A              No. Entire purchase      No. Entire purchase      No. Entire purchase
                                             price is invested in     price is invested in     price is invested in
                                             shares of the Fund.      shares of the Fund.      shares of the Fund.

---------------------------------------------------------------------------------------------------------------------------
DEFERRED SALES CHARGE       N/A              Maximum 5%               1% CDSC applies if       None.
                                             during the first year    you sell your shares
                                             decreasing to 0%         less than 1 year
                                             after six years.         after purchase.
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION AND/OR         N/A              Yes.*                    Yes.*                    N/A
SHAREHOLDER SERVICE FEE                      0.75%                    0.75%
---------------------------------------------------------------------------------------------------------------------------
CONVERSION TO CLASS A       N/A              Yes, automatically in    No.                      No.
                                             ninth calendar year
                                             of ownership
---------------------------------------------------------------------------------------------------------------------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution expenses for the sale of Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.


-------------------------------------------------------------------------------
                                                PROSPECTUS - JUNE 26, 2000  11p

PURCHASING SHARES

TO PURCHASE SHARES THROUGH A BROKERAGE ACCOUNT OR FROM ENTITIES OTHER THAN AMERICAN EXPRESS FINANCIAL ADVISORS INC., PLEASE CONSULT YOUR SELLING AGENT. THE FOLLOWING SECTION EXPLAINS HOW YOU CAN PURCHASE SHARES FROM AMERICAN EXPRESS FINANCIAL ADVISORS (THE DISTRIBUTOR).

If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Your application will be accepted only when federal funds (funds of the Federal Reserve System) are available to the Fund, normally within three days of receipt of your application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

IMPORTANT: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide the correct TIN, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

- a $50 penalty for each failure to supply your correct TIN,

- a civil penalty of $500 if you make a false statement that results in no backup withholding, and

- criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

-------------------------------------------------------------------------------
12p  AXP CASH MANAGEMENT FUND

HOW TO DETERMINE THE CORRECT TIN
FOR THIS TYPE OF ACCOUNT:                      USE THE SOCIAL SECURITY OR EMPLOYER IDENTIFICATION NUMBER OF:
Individual or joint account                    The individual or one of the owners listed on the joint account
---------------------------------------------------------------------------------------------------------------------------
Custodian account of a minor                   The minor
(Uniform Gifts/Transfers to Minors Act)
---------------------------------------------------------------------------------------------------------------------------
A revocable living trust                       The grantor-trustee (the person who puts the money into the trust)
---------------------------------------------------------------------------------------------------------------------------
An irrevocable trust, pension trust or estate  The legal entity (not the personal representative or trustee, unless no legal entity is designated in the account title)
---------------------------------------------------------------------------------------------------------------------------
Sole proprietorship                            The owner
---------------------------------------------------------------------------------------------------------------------------
Partnership                                    The partnership
---------------------------------------------------------------------------------------------------------------------------
Corporate                                      The corporation
---------------------------------------------------------------------------------------------------------------------------
Association, club or tax-exempt organization   The organization
---------------------------------------------------------------------------------------------------------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You may also obtain the form on the Internet at (http://www.irs.gov/prod/forms_pubs/).

THREE WAYS TO INVEST


1 BY MAIL:                                                  [GRAPHIC]

Once your account has been established, send your check with the account number on it to:

AMERICAN EXPRESS FUNDS
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNTS
Initial investment:        $2,000
Additional investments:    $100
Account balances:          $1,000

If your account balance falls below $1,000, you will be asked to increase it to $1,000 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

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                                                PROSPECTUS - JUNE 26, 2000  13p

2 BY SCHEDULED INVESTMENT PLAN:                                [GRAPHIC]

Contact your financial advisor for assistance in setting up one of the following scheduled plans:

- automatic payroll deduction,

- bank authorization,

- direct deposit of Social Security check, or

- other plan approved by the Fund.

MINIMUM AMOUNTS
Initial investment:        $2,000

Additional investments:    $100/mo.

Account balances:          $1,000 (on active plans with monthly payments)

If your account balance is below $2,000, you must make payments at least monthly.


3 BY WIRE OR ELECTRONIC FUNDS TRANSFER:                         [GRAPHIC]

If you have an established account, you may wire money to:

NORWEST BANK MINNESOTA (UNTIL JULY 2000)
WELLS FARGO BANK MINNESOTA N.A. (AFTER JULY 2000)
ROUTING TRANSIT NO. 091000019

Give these instructions:

Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name). Please remember that you need to provide all 10 digits.

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

MINIMUM AMOUNTS
Each wire investment:      $1,000

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14p  AXP CASH MANAGEMENT FUND

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or determine if there are policy differences, please consult your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.

SALES CHARGES

CLASS B AND CLASS C -- CONTINGENT DEFERRED SALES CHARGE (CDSC) ALTERNATIVE

FOR CLASS B, the CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

           IF THE SALE IS MADE DURING THE:      THE CDSC PERCENTAGE RATE IS:
                      First year                             5%
                      Second year                            4%
                      Third year                             4%
                      Fourth year                            3%
                      Fifth year                             2%
                      Sixth year                             1%
                      Seventh year                           0%

FOR CLASS C, a 1% CDSC is charged if you sell your shares less than 1 year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.


-------------------------------------------------------------------------------
                                                PROSPECTUS - JUNE 26, 2000  15p

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

EXAMPLE:

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 4% because the sale was made during the second year after the purchase.

WAIVERS OF THE SALES CHARGE FOR CLASS B AND CLASS C SHARES

The CDSC will be waived on sales of shares:

- in the event of the shareholder's death,

- held in trust for an employee benefit plan, or

- held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   -- at least 59 1/2 years old AND

   -- taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   -- selling under an approved substantially equal periodic payment arrangement.

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16p  AXP CASH MANAGEMENT FUND

EXCHANGING/SELLING SHARES

EXCHANGES

New investments of Class A shares may be exchanged for either Class A, Class B, or Class C shares of any other publicly offered American Express mutual fund, except that exchanges into AXP Tax-Free Money Fund must be made from Class A shares. If you exchange shares from this Fund to another American Express mutual fund, any further exchanges must be between shares of the same class. For example, you may not exchange from Class B shares of another American Express mutual fund into Class A shares of this Fund. Exchange rules are illustrated in the following tables:


EXCHANGES:
FROM                                               TO
---------------------------------------------------------------------------------------------------------------------------
CASH
MANAGEMENT                            OTHER AMERICAN EXPRESS FUNDS*
                                  Class A        Class B         Class C
                                 ---------------------------------------
Class A                             Yes            Yes             Yes
Class B                             No             Yes             No
Class C                             No             No              Yes

EXCHANGES:
FROM                                               TO
---------------------------------------------------------------------------------------------------------------------------
OTHER
AMERICAN EXPRESS FUNDS*                   CASH MANAGEMENT FUND
                                  Class A        Class B         Class C
                                  --------------------------------------
Class A                             Yes            No              No
Class B                             No             Yes             No
Class C                             No             No              Yes


* Exchanges into Tax-Free Money Fund must be made from Class A shares.

Exchanges between classes within the same fund are not permitted. For example, you cannot exchange from Cash Management Class A to Cash Management Class B.

If your initial investment was in this Fund, and you exchange into a non-money market fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B. If your initial investment was in Class A shares of a non-money market fund and you exchange shares into this Fund, you may exchange that amount, including dividends earned on that amount, without paying a sales charge. For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after it is accepted by that fund.

-------------------------------------------------------------------------------
                                                PROSPECTUS - JUNE 26, 2000  17p

Other exchange policies:

- Except as otherwise noted, exchanges must be made into the same class of shares of the new fund.
- If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.
-  Once we receive your exchange request, you cannot cancel it.
-  Shares of the new fund may not be used on the same day for another exchange.
- If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.

AECSC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.

SELLING SHARES

You can sell your shares at any time. AECSC will mail payment within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale of Class B shares and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a request within 90 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

-------------------------------------------------------------------------------
18p  AXP CASH MANAGEMENT FUND

TO SELL OR EXCHANGE SHARES HELD THROUGH A BROKERAGE ACCOUNT OR WITH ENTITIES OTHER THAN AMERICAN EXPRESS FINANCIAL ADVISORS, PLEASE CONSULT YOUR SELLING AGENT. THE SECTION EXPLAINS HOW YOU CAN EXCHANGE OR SELL SHARES HELD WITH AMERICAN EXPRESS FINANCIAL ADVISORS.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.

IMPORTANT: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. (Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)

THREE WAYS TO REQUEST AN EXCHANGE OR SALE OF SHARES


1 BY LETTER:                                                        [GRAPHIC]

Include in your letter:

-  the name of the fund(s),
-  the class of shares to be exchanged or sold,
- your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership),
-  your Social Security number or Employer Identification number,
-  the dollar amount or number of shares you want to exchange or sell,
-  signature(s) of all registered account owners,
-  for sales, indicate how you want your money delivered to you, and
-  any paper certificates of shares you hold.

REGULAR OR EXPRESS MAIL:

AMERICAN EXPRESS FUNDS
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474


-------------------------------------------------------------------------------
                                                PROSPECTUS - JUNE 26, 2000  19p

2 BY TELEPHONE:                                                  [GRAPHIC]

American Express Client Service Corporation
Telephone Transaction Service
800-437-3133

- The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.
- Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request.
- Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.
- Telephone privileges may be modified or discontinued at any time.

MINIMUM SALE AMOUNT: $100            MAXIMUM SALE AMOUNT: $50,000


3 BY DRAFT:                                                      [GRAPHIC]

For Class A only, free drafts are available and can be used just like a check to withdraw $100 or more from your account. The shares in your account earn dividends until they are redeemed by the Fund to cover your drafts. Most accounts will automatically receive free drafts. However, to receive drafts on qualified or custodial business accounts, you must contact AECSC. A request form will be supplied and must be signed by each registered owner. Your draft writing privilege may be modified or discontinued at any time. Drafts are not available for accounts set up in a brokerage account and they may not be available to all investors of the Fund.

MINIMUM AMOUNT
Redemption:   $100

-------------------------------------------------------------------------------
20p  AXP CASH MANAGEMENT FUND

[GRAPHIC]  THREE WAYS TO RECEIVE PAYMENT WHEN YOU SELL SHARES


 1 BY REGULAR OR EXPRESS MAIL:                                   [GRAPHIC]

-  Mailed to the address on record.
-  Payable to names listed on the account.

   NOTE: The express mail delivery charges you pay will vary depending on the courier you select.


 2 BY WIRE OR ELECTRONIC FUNDS TRANSFER:                         [GRAPHIC]

- Minimum wire: $1,000.
- Request that money be wired to your bank.
- Bank account must be in the same ownership as the American Express mutual fund account.

  NOTE: Pre-authorization required. For instructions, contact your financial advisor or AECSC.


 3 BY SCHEDULED PAYOUT PLAN:                                     [GRAPHIC]

-  Minimum payment: $50.
- Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.
- Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.



-------------------------------------------------------------------------------
                                                PROSPECTUS - JUNE 26, 2000  21p

DISTRIBUTIONS AND TAXES

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as DIVIDENDS. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as CAPITAL GAIN DISTRIBUTIONS.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

-  you request distributions be paid monthly in cash, or
- you direct the Fund to invest your distributions monthly in any publicly offered American Express mutual fund for which you have previously opened an account. Your purchases may be subject to a sales charge.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

-------------------------------------------------------------------------------
22p  AXP CASH MANAGEMENT FUND

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.


-------------------------------------------------------------------------------
                                                PROSPECTUS - JUNE 26, 2000  23p

OTHER INFORMATION

INVESTMENT MANAGER

The investment manager of the Fund is AEFC, 200 AXP Financial Center, Minneapolis, MN 55474. The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.27% of its average daily net assets. Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285.


-------------------------------------------------------------------------------
24p  AXP CASH MANAGEMENT FUND

Financial Highlights

FISCAL PERIOD ENDED JULY 31,


 PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                       CLASS A
                                                2000(c)     1999     1998     1997     1996    1995
Net asset value, beginning of period            $1.00       $1.00    $1.00    $1.00    $1.00   $1.00
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      .02         .05      .05      .05      .05     .05
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income             (.02)       (.05)    (.05)    (.05)    (.05)   (.05)
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                  $1.00       $1.00    $1.00    $1.00    $1.00   $1.00
---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)        $5,439      $5,032   $3,926   $3,094   $2,335  $1,707
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
net assets(b)                                     .59%(d)     .57%     .56%     .58%     .63%    .73%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                      5.03%(d)    4.65%    5.15%    4.96%    4.97%   4.99%
---------------------------------------------------------------------------------------------------------------------------
Total return(e)                                  2.58%       4.71%    5.34%    5.06%    5.12%   5.02%
---------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(c) Six months ended Jan. 31, 2000 (Unaudited).
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.


-------------------------------------------------------------------------------
                                                PROSPECTUS - JUNE 26, 2000  25p

FISCAL PERIOD ENDED JULY 31,

PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                         CLASS B
                                                2000(e)     1999     1998     1997     1996    1995(b)

Net asset value, beginning of period            $1.00       $1.00    $1.00    $1.00    $1.00   $1.00
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      .02         .04      .04      .04      .04     .02
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income             (.02)       (.04)    (.04)    (.04)    (.04)   (.02)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $1.00       $1.00    $1.00    $1.00    $1.00   $1.00
---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $275        $192      $98     $147     $273     $98
---------------------------------------------------------------------------------------------------------------------------

Ratio of expenses to average daily net assets(d) 1.34%(c)    1.32%    1.32%    1.34%    1.38%   1.41%(c)
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                      4.34%(c)    3.88%    4.38%    4.14%    4.15%   4.73%(c)
---------------------------------------------------------------------------------------------------------------------------
Total return(f)                                  2.19%       3.94%    4.53%    4.27%    4.33%   2.00%
---------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was March 20, 1995.
(c) Adjusted to an annual basis.
(d) Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Six months ended Jan. 31, 2000 (Unaudited).
(f) Total return does not reflect payment of a sales charge.

-------------------------------------------------------------------------------
26p  AXP CASH MANAGEMENT FUND

FISCAL PERIOD ENDED JULY 31,

 PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                                       CLASS Y
                                                2000(e)     1999     1998     1997     1996    1995(b)

Net asset value, beginning of period            $1.00       $1.00    $1.00    $1.00    $1.00   $1.00
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      .02         .05      .05      .05      .05     .02
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income             (.02)       (.05)    (.05)    (.05)    (.05)   (.02)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $1.00       $1.00    $1.00    $1.00    $1.00   $1.00
---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $148        $124      $72      $62      $57     $86
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets     .57%(c)     .56%     .56%     .58%     .62%    .65%(c)
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                      5.07%(c)    4.64%    5.16%    4.96%    4.97%   5.53%(c)
---------------------------------------------------------------------------------------------------------------------------
Total return(f)                                  2.59%       4.72%    5.33%    5.06%    5.11%   2.31%
---------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was March 20, 1995.
(c) Adjusted to an annual basis.
(d) Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(e) Six months ended Jan. 31, 2000 (Unaudited).
(f) Total return does not reflect payment of a sales charge.

The information in these tables has been audited by KPMG LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.


-------------------------------------------------------------------------------
                                                PROSPECTUS - JUNE 26, 2000  27p

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

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

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

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


AMERICAN
    EXPRESS-Registered Trademark-
  FUNDS



This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center, Minneapolis, MN 55474
800-862-7919 TTY: 800-846-4852
Web site address:
http://www.americanexpress.com/advisors

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-2591

TICKER SYMBOL
CLASS A: IDSXX     CLASS B: ACBXX     CLASS C: N/A   CLASS Y: IDYXX

                                                                        [LOGO]

                                                            S-6320-99 R (6/00)

                         AXPSM MONEY MARKET SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                      AXPSM CASH MANAGEMENT FUND (the Fund)

                               September 29, 1999
                           Revised as of June 26, 2000

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your American Express financial advisor or by writing to American Express Client Service Corporation, P.O. Box 534, Minneapolis, MN 55440-0534 or by calling 800-862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

                                TABLE OF CONTENTS


Mutual Fund Checklist.....................................................p.  3

Fundamental Investment Policies...........................................p.  5

Investment Strategies and Types of Investments............................p.  6

Information Regarding Risks and Investment Strategies.....................p.  7

Security Transactions.....................................................p. 16

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation....................................p. 18

Performance Information...................................................p. 18

Valuing Fund Shares.......................................................p. 20

Investing in the Fund.....................................................p. 20

Selling Shares............................................................p. 21

Pay-out Plans.............................................................p. 22

Taxes.....................................................................p. 23

Agreements................................................................p. 24

Organizational Information................................................p. 27

Board Members and Officers................................................p. 30

Compensation for Board Members............................................p. 33

Independent Auditors......................................................p. 33

Appendix:  Description of Money Market Securities.........................p. 34

MUTUAL FUND CHECKLIST
--------------------------------------------------------------------------------

                    |X| Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

                    |X| Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

                    |X| A higher rate of return typically involves a higher risk of loss.

                    |X| Past performance is not a reliable indicator of future performance.

                    |X| ALL mutual funds have costs that lower investment return.

                    |X| You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

                    |X| Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING:

Develop a Financial Plan

Have a plan - even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging:

--------------------------------------------------------------------------------
Regular           Market Price        Shares
Investment        of a Share          Acquired
--------------------------------------------------------------------------------
    $100               $6.00            16.7
     100                4.00            25.0
     100                4.00            25.0
     100                6.00            16.7
     100                5.00            20.0
   -----            --------          ------
    $500              $25.00           103.4

Average market price of a share over 5 periods:    $5.00 ($25.00 divided by 5)
The average price you paid for each share:         $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

FUNDAMENTAL INVESTMENT POLICIES
--------------------------------------------------------------------------------

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities.

o    Buy on margin, sell short or deal in options to buy or sell securities.

o Buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

o    Lend Fund securities in excess of 30% of its net assets, at market value.

o    Purchase  common  stocks,   preferred   stocks,   warrants,   other  equity
     securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

Except  for  the  fundamental   investment  policies  listed  above,  the  other
investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It also lists certain percentage guidelines that are generally followed by the Fund's investment manager. This table is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

------------------------------------------------------------------------ -------
Investment strategies & types of investments:       AXP Cash Management Fund

                                                     Allowable for the Fund?
---------------------------------------------------------- ------------
Agency and Government Securities                                yes
---------------------------------------------------------- ------------
Borrowing                                                       yes
---------------------------------------------------------- ------------
Cash/Money Market Instruments                                   yes
---------------------------------------------------------- ------------
Commercial Paper                                                yes
---------------------------------------------------------- ------------
Debt Obligations                                                yes
---------------------------------------------------------- ------------
Foreign Investments                                             yes
---------------------------------------------------------- ------------
Illiquid and Restricted Securities                              yes
---------------------------------------------------------- ------------
Lending of Portfolio Securities                                 yes
---------------------------------------------------------- ------------
Mortgage- and Asset-Backed Securities                           yes
---------------------------------------------------------- ------------
Repurchase Agreements                                           yes
---------------------------------------------------------- ------------
Reverse Repurchase Agreements                                   yes
---------------------------------------------------------- ------------
Sovereign Debt                                                  yes
---------------------------------------------------------- ------------
Variable- or Floating-Rate Securities                           yes
---------------------------------------------------------- ------------

The following are guidelines that may be changed by the board at any time:

o The Fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that is might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities.

o    The Fund may  invest  in  commercial  paper  rated  in the  highest  rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the board to be of comparable quality. The Fund also may invest up to 5% of its total assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

o Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

o Depending on market conditions and the availability of other securities, the Fund may invest more than 25% of its total assets in U.S. Banks, U.S. branches of foreign banks and U.S. government securities.

o    The Fund may invest up to 35% of its total assets in foreign investments.

INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk will be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.
         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance
Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

The Fund may borrow money from banks for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of money market securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable rating as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Foreign Investments

Investments in foreign banks and branches of domestic banks outside the United States involve certain risks. Domestic banks are required to maintain specified levels of reserves, are limited in the amounts they can loan to a single borrower and are subject to other regulations designed to promote financial soundness. Not all of these laws and regulations apply to the foreign branches of domestic banks. Domestic bank regulations do not apply to foreign banks. Eurodollar CDs and non-U.S. fixed-time deposits may be subject to political and economic risks of the countries in which the investments are made, including the possibility of seizure or nationalization of foreign deposits, penalties for early withdrawal of time deposits, imposition of withholding taxes on income, establishment of exchange controls or adoption of other restrictions that might affect an investment adversely.

The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark, and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities.
Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for the Fund to sell such an investment promptly and at an acceptable price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks   associated   with   sovereign   debt   include:   Credit  Risk,
Foreign/Emerging Markets Risk, and Management Risk.

Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

SECURITY TRANSACTIONS
--------------------------------------------------------------------------------

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC and American Express Financial Advisors, Inc. (the Distributor ) each have a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund or trust for which it acts as investment manager.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express funds even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.

The Fund paid total brokerage commissions of $0 for fiscal year ended July 31 , 1999, $0 for fiscal year 1998, and $0 for fiscal year 1997. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, the Fund held securities of its regular brokers or dealers of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                                   Value of Securities
      Name of Issuer                           owned at End of Fiscal Year
      --------------                           ---------------------------
     Bank of America                                   $29,764,876
     Bear Stearns                                      207,741,542
     Fleet Funding                                     127,366,619
     Goldman Sachs Group                               187,351,389
     Merrill Lynch                                      30,000,000
     Morgan Guaranty                                    29,999,999
     Morgan Stanley                                     19,946,444
     Salomon Smith Barney                              131,263,291

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN EXPRESS FINANCIAL CORPORATION
--------------------------------------------------------------------------------

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                         P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

AGGREGATE TOTAL RETURN

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                     ERV - P
                                     _______
                                        P

where:         P =  a hypothetical initial payment of $1,000
             ERV =  ending redeemable value of a hypothetical  $1,000 payment, made at the beginning of a period,  at the end of the period
                    (or fractional portion thereof)

Annualized yield

The Fund calculates annualized simple and compound yields for a class based on a seven-day period.

The simple yield is calculated by determining the net change in the value of a hypothetical account having a balance of one share at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period to obtain the return for the period, and multiplying that return by 365/7 to obtain an annualized figure. The value of the hypothetical account includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The Fund's yield does not include any realized or unrealized gains or losses.

The Fund calculates its compound yield according to the following formula:

        Compound Yield = (return for seven-day period + 1) x (365/7) - 1

The Fund's simple annualized yield was 4.56% for Class A, 3.81% for Class B and 4.57% for Class Y and its compound yield was 4.66% for Class A, 3.88% for Class B and 4.68% for Class Y on July 30, 1999, the last day of the Fund's fiscal year.

Yield, or rate of return, on Fund shares may fluctuate daily and does not provide a basis for determining future yields. However, it may be used as one element in assessing how the Fund is meeting its goal. When comparing an investment in the Fund with savings accounts and similar investment alternatives, you must consider that such alternatives often provide an agreed to or guaranteed fixed yield for a stated period of time, whereas the Fund's yield fluctuates. In comparing the yield of one money market fund to another, you should consider the Fund's investment policies, including the types of investments permitted.

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.

Ibbotson Associates provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI) and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios.

The Fund may quote various measures of volatility in advertising. Measures of volatility seek to compare a fund's historical share price fluctuations or returns to those of a benchmark.

The Distributor may provide information designed to help individuals understand their investment goals and explore various financial strategies. Materials may include discussions of asset allocation, retirement investing, brokerage products and services, model portfolios, saving for college or other goals, and charitable giving.

VALUING FUND SHARES
--------------------------------------------------------------------------------

All of the securities in the Fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized capital gains or losses.

The board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the Fund's securities by the board, at intervals deemed appropriate by it, to determine whether the Fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The board must consider any deviation that appears and if it exceeds 0.5% it must determine what action, if any, needs to be taken. If the board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in other unfair consequences for such persons, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the Fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the Fund would be able to obtain a somewhat higher yield than he would get if portfolio valuation were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

The minimum purchase for directors, officers and employees of the Fund or AEFC and AEFC financial advisors is $1,000 for the Fund (except payroll deduction plans), with a minimum additional purchase of $25.

SYSTEMATIC INVESTMENT PROGRAMS

After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another American Express fund, may be used to automatically purchase shares in the same class of the Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o    Between  two  American  Express  Trust  Company  custodial   accounts  with
     different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund or AECSC reserves the right to reject any business, in its sole discretion.

SELLING SHARES
--------------------------------------------------------------------------------

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS
--------------------------------------------------------------------------------

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please write American Express Client Service Corporation, P.O. Box 534, Minneapolis, MN 55440-0534, or call American Express Financial Advisors Telephone Transaction Service at 800-437-3133. Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

--------------------------------------------------------------------------------

TAXES

If you buy shares in the Fund and then exchange shares, it is considered a redemption and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares is treated as if it applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5% ($100) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the most recent fiscal year, none of the Fund's net investment income dividends qualified for the corporate deduction.

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by corporate shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Capital gain distributions, if any, received by individuals should be treated as long-term if held for more than one year. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. A special 28% rate on capital gains may apply to sales of precious metals, if any, owned directly by the Fund. A special 25% rate on capital gains may apply to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to such stock, such dividend shall be included in gross income by the Fund as of the later of (1) the date such share became ex-dividend or (2) the date the Fund acquired such share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to take into income dividend income that it has not received and pay such income to its shareholders. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

AGREEMENTS
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets                       Annual rate at
(billions)                   each asset level
---------                    ----------------
First       $1.00                  0.360%
Next         0.50                  0.343
Next         0.50                  0.325
Next         0.50                  0.308
Next         1.00                  0.290
Next         3.00                  0.270
Over         6.50                  0.250

On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.306% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the agreement, the total amount paid was $12,747,131 for fiscal year 1999, $9,928,579 for fiscal year 1998, and $8,354,016 for fiscal year 1997.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $2,071,446 for fiscal year 1999, ($367,393) for fiscal year 1998, and $1,045,237 for fiscal year 1997.

Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets                       Annual rate at
(billions)                   each asset level
---------                    ----------------
First       $1.00                  0.030%
Next         0.50                  0.027
Next         0.50                  0.025
Next         0.50                  0.022
Over         2.50                  0.020

On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.023% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $1,174,621 for fiscal year 1999, $942,396 for fiscal year 1998, and $799,667 for fiscal year 1997.

Transfer Agency Agreement

The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class and dividing by the number of days in the year. The rate for Class A is $24.00 per year, for Class B is $25.00 per year, for Class C is $24.50 per year and for Class Y is $22.00 per year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT

American Express Financial Advisors Inc. is the Fund's principal underwriter (distributor). The Fund's shares are offered on a continuous basis.

SHAREHOLDER SERVICE AGREEMENT

With respect to Class Y Shares, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets.

PLAN AND AGREEMENT OF DISTRIBUTION

For Class B and Class C shares, to help defray the cost of distribution and servicing, not covered by the sales charges received under the Distribution
Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares.

Expenses covered under the Plan include sales commissions, business, employee and financial advisor expenses charged to distribution of Class B and Class C shares; and overhead appropriately allocated to the sale of Class B and Class C shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express funds.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund's Class B shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, under the agreement, the Fund paid fees of $1,163,215. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

Custodian Agreement

The Fund's securities and cash are held by American Express Trust Company, 1200 Northstar Center West, 625 Marquette Ave., Minneapolis, MN 55402-2307, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

ORGANIZATIONAL INFORMATION
--------------------------------------------------------------------------------

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members.
This means that you have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected.

Dividend Rights

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

AMERICAN EXPRESS FINANCIAL CORPORATION

AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.

In addition to managing assets of more than $105 billion for the American Express Funds, AEFC manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management as of the end of the most recent fiscal year were more than $180 billion.

The Distributor serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 9,400 financial advisors.


FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS*

                                               Date of             Form of        State of     Fiscal
Fund                                        Organization        Organization     Organization Year End  Diversified
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Bond Fund, Inc.                      6/27/74, 6/31/86***     Corporation        NV/MN       8/31       Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Discovery Fund, Inc.                 4/29/81, 6/13/86***     Corporation        NV/MN       7/31       Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Equity Select Fund, Inc.**           3/18/57, 6/13/86***     Corporation        NV/MN      11/30       Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Extra Income Fund, Inc.                    8/17/83           Corporation         MN         5/31       Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Federal Income Fund, Inc.                  3/12/85           Corporation         MN         5/31       Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Global Series, Inc.                       10/28/88           Corporation         MN        10/31
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Emerging Markets Fund                                                                               Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Global Balanced Fund                                                                                Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Global Bond Fund                                                                                     No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Global Growth Fund                                                                                  Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Innovations Fund                                                                                    Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Growth Series, Inc.                  5/21/70, 6/13/86***     Corporation        NV/MN       7/31
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Growth Fund                                                                                         Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Research Opportunities Fund                                                                         Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
    AXP High Yield Tax-Exempt Fund,      12/21/78, 6/13/86**     Corporation        NV/MN      11/30       Yes
    Inc.
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP International Fund, Inc.                   7/18/84           Corporation         MN        10/31
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
    AXP European Equity Fund                                                                                No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
    AXP International Fund                                                                                 Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Investment Series, Inc.              1/18/40, 6/13/86***     Corporation        NV/MN       9/30
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Diversified Equity Income Fund                                                                      Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Mutual                                                                                              Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Managed Series, Inc.                       10/9/84           Corporation         MN         9/30
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Managed Allocation Fund                                                                             Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Market Advantage Series, Inc.              8/25/89           Corporation         MN         1/31
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Blue Chip Advantage Fund                                                                            Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP International Equity Index Fund                                                                      No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Mid Cap Index Fund                                                                                   No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Nasdaq 100 Index Fund                                                                                No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP S&P 500 Index Fund                                                                                   No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Small Company Index Fund                                                                            Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Total Stock Market Index Fund                                                                        No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Money Market Series, Inc.            8/22/75, 6/13/86***     Corporation        NV/MN       7/31
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Cash Management Fund                                                                                Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP New Dimensions Fund, Inc.            2/20/68, 6/13/86***     Corporation        NV/MN       7/31
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Growth Dimensions Fund                                                                              Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP New Dimensions Fund                                                                                 Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Precious Metals Fund, Inc.                 10/5/84           Corporation         MN         3/31        No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Progressive Fund, Inc.               4/23/68, 6/13/86***     Corporation        NV/MN       9/30       Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Selective Fund, Inc.                 2/10/45, 6/13/86***     Corporation        NV/MN       5/31       Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Stock Fund, Inc.                     2/10/45, 6/13/86***     Corporation        NV/MN       9/30       Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Strategy Series, Inc.                      1/24/84           Corporation         MN         3/31
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Equity Value Fund**                                                                                 Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Focus 20 Fund                                                                                        No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Small Cap Advantage Fund                                                                            Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Strategy Aggressive Fund**                                                                          Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Tax-Exempt Series, Inc.              9/30/76, 6/13/86***     Corporation        NV/MN      11/31
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Intermediate Tax-Exempt Fund                                                                        Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Tax-Exempt Bond Fund                                                                                Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Tax-Free Money Fund, Inc.            2/29/80, 6/13/86***     Corporation        NV/MN      12/31       Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Utilities Income Fund, Inc.                3/25/88           Corporation         MN         6/30       Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP California Tax-Exempt Trust                4/7/86             Business           MA         6/30
                                                                  Trust****
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP California Tax-Exempt Fund                                                                           No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
AXP Special Tax-Exempt Series Trust            4/7/86             Business           MA         6/30
                                                                  Trust****
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Insured Tax-Exempt Fund                                                                             Yes
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Massachusetts Tax-Exempt Fund                                                                        No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Michigan Tax-Exempt Fund                                                                             No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Minnesota Tax-Exempt Fund                                                                            No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP New York Tax-Exempt Fund                                                                             No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------


---------------------------------------- -------------------- ------------------ ------------ --------- -----------
   AXP Ohio Tax-Exempt Fund                                                                                 No
---------------------------------------- -------------------- ------------------ ------------ --------- -----------

* At the shareholders meeting held on June 16, 1999, shareholders of the existing funds (except for AXP Small Cap Advantage Fund) approved the name change from IDS to AXP. In addition to substituting AXP for IDS, the following series changed their names: IDS Growth Fund, Inc. to AXP Growth
     Series,  Inc., IDS Managed  Retirement  Fund,  Inc. to AXP Managed  Series,
     Inc.,  IDS  Strategy  Fund,  Inc. to AXP  Strategy  Series,  Inc.,  and IDS
     Tax-Exempt Bond Fund, Inc. to AXP Tax-Exempt Series, Inc.

**   At the  shareholders  meeting  held on Nov. 9, 1994,  IDS Equity Plus Fund,
     Inc. changed its name to IDS Equity Select Fund, Inc. At that same time IDS
     Strategy Aggressive Equity Fund changed its name to IDS Strategy Aggressive
     Fund,  and IDS  Strategy  Equity Fund  changed its name to IDS Equity Value
     Fund.

***  Date merged into a Minnesota corporation incorporated on 4/7/86.

**** Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

BOARD MEMBERS AND OFFICERS
--------------------------------------------------------------------------------

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 60 American Express mutual funds.

Peter J. Anderson**
Born in 1942
200 AXP Financial Center
Minneapolis, MN

Senior vice president - investments and director of AEFC. Vice president - investments of the Fund.

H. Brewster Atwater, Jr.'
Born in 1931
4900 IDS Tower
Minneapolis, MN

Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc.

Arne H. Carlson+'*
Born in 1934
901 S. Marquette Ave.
Minneapolis, MN

Chairman and chief executive officer of the Fund. Chairman, Board Services Corporation (provides administrative services to boards). Former Governor of Minnesota.

Lynne V. Cheney
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.

Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin, Union Pacific Resources and EXCIDE Corporation (auto parts and batteries).

David R. Hubers**
Born in 1943
2900 IDS Tower
Minneapolis, MN

President, chief executive officer and director of AEFC.

Heinz F. Hutter'
Born in 1929
P.O. Box 2187
Minneapolis, MN

Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).

Anne P. Jones
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD

Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), and Amnex, Inc. (communications).

William R. Pearce+'
Born in 1927
2050 One Financial Plaza
Minneapolis, MN

RII Weyerhaeuser World Timberfund, L.P. (develops timber resources) - management committee. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors). Former chairman, American Express Funds.

Alan K. Simpson
Born in 1931
1201 Sunshine Ave.
Cody, WY

Visiting lecturer and Director of The Institute of Politics, Harvard University. Former three-term United States Senator for Wyoming. Former Assistant Republican Leader, U.S. Senate. Director, Biogen (bio-pharmaceuticals).

John R. Thomas+'**
Born in 1937
2900 IDS Tower
Minneapolis, MN

Senior vice president of AEFC. President of the Fund.

C. Angus Wurtele'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Retired chairman of the board and chief executive officer, The Valspar Corporation (paints). Director, Valspar, Bemis Corporation (packaging) and General Mills, Inc. (consumer foods).

+ Member of executive committee.
' Member of investment review committee.
* Interested person by reason of being an officer and employee of the Fund. **Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. In addition to Mr. Carlson, who is chairman of the board, Mr. Thomas, who is president and Mr. Anderson who is vice president, the Fund's other officers are:

Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN

President of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Officers who also are officers and employees of AEFC:

Frederick C. Quirsfeld
Born in 1947
200 AXP Financial Center
Minneapolis, MN

Vice president - taxable mutual fund investments of AEFC. Vice president - fixed income investments for the Fund.

John M. Knight
Born in 1952
200 AXP Financial Center
Minneapolis, MN

Vice president - investment accounting of AEFC. Treasurer for the Fund.

COMPENSATION FOR BOARD MEMBERS
--------------------------------------------------------------------------------

During the most recent fiscal year, the independent members of the Fund board, for attending up to 27 meetings, received the following compensation:

                               Compensation Table

                                                                          Total cash compensation from
Board member                           Aggregate                          American Express Funds and
                                       compensation from the Fund         Preferred Master Trust Group
H. Brewster Atwater, Jr.                         $3,300                                $117,900
Lynne V. Cheney                                  3,032                                   96,900
Heinz F. Hutter                                  2,975                                   98,400
Anne P. Jones                                    3,302                                  112,400
William R. Pearce                                1,067                                   34,800
Alan K. Simpson                                  3,032                                   96,900
C. Angus Wurtele                                 3,400                                  123,900

As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

                                   APPENDIX A

                     DESCRIPTION OF MONEY MARKET SECURITIES

The types of instruments that form the major part of the Fund's investments are described below.

Certificates of Deposit -- A certificate of deposit is a negotiable receipt issued by a bank or savings and loan association in exchange for the deposit of funds. The issuer agrees to pay the amount deposited, plus interest, on the date specified on the certificate.

Time Deposit -- A time deposit is a non-negotiable deposit in a bank for a fixed period of time.

Bankers' Acceptances -- A bankers' acceptance arises from a short-term credit arrangement designed to enable businesses to obtain funds to finance commercial transactions. It is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

Commercial  Paper  --  Commercial  paper  is  generally   defined  as  unsecured
short-term notes issued in bearer form by large well-known corporations and finance companies. Maturities on commercial paper range from one day to nine months.

Commercial  paper rated A by  Standard & Poor's  Corporation  has the  following characteristics: Liquidity ratios are better than the industry average. Long-term senior debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification.

A Prime rating is the highest commercial paper rating assigned by Moody's Investors Services Inc. Issuers rated Prime are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following: (1) management; (2) economic evaluation of the industry and an appraisal of speculative type risks which may be inherent in certain areas; (3) competition and customer acceptance of products; (4) liquidity; (5) amount and quality of long-term debt; (6) ten year earnings trends; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Letters of Credit -- A letter of credit is a short-term note issued in bearer form with a bank letter of credit which provides that the bank pay to the bearer the amount of the note upon presentation.

U.S. Treasury Bills -- Treasury bills are issued with maturities of any period up to one year. Three-month and six-month bills are currently offered by the Treasury on 13-week and 26-week cycles respectively and are auctioned each week by the Treasury. Treasury bills are issued in book entry form and are sold only on a discount basis, i.e., the difference between the purchase price and the maturity value constitutes interest income for the investor. If they are sold before maturity, a portion of the income received may be a short-term capital gain.

U.S.  Government  Agency  Securities  --  Federal  agency  securities  are  debt
obligations  which  principally   result  from  lending  programs  of  the  U.S.
government. Housing and agriculture have traditionally been the principal beneficiaries of Federal credit programs, and agencies involved in providing credit to agriculture and housing account for the bulk of the outstanding agency securities.

Repurchase Agreements -- A repurchase agreement involves the acquisition of securities by the Fund, with the concurrent agreement by a bank (or securities dealer if permitted by law or regulation), to reacquire the securities at the Fund's cost, plus interest, within a specified time. The Fund thereby receives a fixed rate of return on this investment, one that is insulated from market and rate fluctuations during the holding period. In these transactions, the securities acquired by the Fund have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian until required.

Floating rate instruments -- These instruments pay interest at a rate tied to an external interest rate. The rate changes whenever there is a change in the external interest rate.

If AEFC becomes aware that a security owned by the Fund is downgraded below the second highest rating, AEFC will either sell the security or recommend to the Fund's board why it should not be sold.

INDEPENDENT AUDITORS' REPORT

THE BOARD AND SHAREHOLDERS
AXP MONEY MARKET SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Cash Management Fund (a series of AXP Money Market Series, Inc.) as of July 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period ended July 31, 1999. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP Cash Management Fund as of July 31, 1999, and the results of its operations, changes in its net assets, and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



KPMG LLP
Minneapolis, Minnesota
September 3, 1999

FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
AXP CASH MANAGEMENT FUND

JULY 31, 1999
---------------------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)
   (identified cost $5,316,407,557)                                                             $5,316,407,557
Cash in bank on demand deposit                                                                      31,928,338
Accrued interest receivable                                                                          5,577,170
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                     5,353,913,065
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------------------
Dividends payable to shareholders                                                                    4,577,027
Accrued investment management services fee                                                              44,379
Accrued distribution fee                                                                                 3,931
Accrued transfer agency fee                                                                             30,963
Accrued administrative services fee                                                                      3,361
Other accrued expenses                                                                               1,281,170
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                    5,940,831
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                              $5,347,972,234
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
REPRESENTED BY
---------------------------------------------------------------------------------------------------------------------------
Capital stock-- $.01 par value (Note 1)                                                         $   53,481,165
Additional paid-in capital                                                                       5,294,531,975
Excess of distributions over net investment income                                                         (1)
Accumulated net realized gain (loss)                                                                  (40,905)
---------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                         5,347,972,234
===========================================================================================================================
Net assets applicable to outstanding shares:            Class A                                 $5,032,067,066
                                                        Class B                                 $  191,892,847
                                                        Class Y                                 $  124,012,321
Net asset value per share of outstanding capital stock: Class A shares     5,032,101,654        $         1.00
                                                        Class B shares       191,956,882        $         1.00
                                                        Class Y shares       124,057,980        $         1.00
---------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
AXP CASH MANAGEMENT FUND

YEAR ENDED JULY 31, 1999
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
Income:
Interest                                                                   $244,544,562
----------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                           12,747,131
Distribution fee-- Class B                                                    1,163,215
Transfer agency fee                                                           8,641,754
Incremental transfer agency fee
   Class A                                                                      530,057
   Class B                                                                       25,507
Administrative services fees and expenses                                     1,174,621
Compensation of board members                                                    25,249
Custodian fees                                                                  321,510
Printing and postage                                                          2,224,130
Registration fees                                                             1,077,894
Audit fees                                                                       34,000
Other                                                                            18,433
----------------------------------------------------------------------------------------------------
Total expenses                                                               27,983,501
   Earnings credits on cash balances (Note 2)                                (1,629,770)
----------------------------------------------------------------------------------------------------
Total net expenses                                                           26,353,731
Investment income (loss) -- net                                             218,190,831
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on security transactions (Note 3)                      (23,649)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            $218,167,182
====================================================================================================


See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
AXP CASH MANAGEMENT FUND

YEAR ENDED JULY 31,                                                                     1999          1998
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                                  $   218,190,831     $   185,863,332
Net realized gain (loss) on security transactions                                       (23,649)            (14,033)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                     218,167,182         185,849,299
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                                      (207,307,884)       (176,898,260)
      Class B                                                                        (6,033,815)         (5,060,497)
      Class Y                                                                        (4,849,592)         (3,905,091)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                (218,191,291)       (185,863,848)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS AT CONSTANT $1 NET ASSET VALUE
---------------------------------------------------------------------------------------------------------------------------
Proceeds from sales
   Class A shares                                                                15,895,546,321      14,512,175,142
   Class B shares                                                                   357,419,278         160,192,750
   Class Y shares                                                                   144,373,795         153,296,666
Reinvestment of distributions at net asset value
   Class A shares                                                                   200,256,963         173,914,283
   Class B shares                                                                     5,765,017           5,007,204
   Class Y shares                                                                     4,610,370           3,791,823
Payments for redemptions
   Class A shares                                                               (14,989,493,703)    (13,854,237,469)
   Class B shares (Note 2)                                                         (268,882,804)       (214,354,911)
   Class Y shares                                                                   (97,343,660)       (146,664,783)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                 1,252,251,577         793,120,705
Total increase (decrease) in net assets                                           1,252,227,468         793,106,156
Net assets at beginning of year                                                   4,095,744,766       3,302,638,610
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                      $  5,347,972,234     $ 4,095,744,766
===========================================================================================================================
Undistributed (excess of distributions over) net investment income             $             (1)    $           459
---------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

AXP CASH MANAGEMENT FUND

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund invests in money market securities. AXP Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B and Class Y shares.

-  Class A shares have no sales charge.
- Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.
- Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and incremental transfer agency fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to generally accepted accounting principles requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

FEDERAL TAXES
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, accumulated net realized loss has been decreased by $19,276 and paid-in capital has been decreased by $19,276.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.36% to 0.25% annually. Under terms of a prior agreement that ended June 30, 1999, the management fee was a percentage of the Fund's average daily net assets in reducing percentages from 0.31% to 0.24% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

-  Class A $24
-  Class B $25
-  Class Y $22

Under terms of a prior agreement that ended Jan. 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $20 for Class A and $21 for Class B. Under terms of a prior agreement that ended March 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $20 for Class Y.

The Fund has agreements with American Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution services.

Sales charges received by American Express Financial Advisors Inc. for distributing Class B shares were $1,230,949 for the year ended July 31, 1999.

During the year ended July 31, 1999, the Fund's custodian and transfer agency fees were reduced by $1,629,770 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities aggregated $33,553,901,182 and $32,212,340,010, respectively, for the year ended July 31,
1999. Realized gains and losses are determined on an identified cost basis.

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended July 31, 1999.

5. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

FISCAL PERIOD ENDED JULY 31,

---------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
---------------------------------------------------------------------------------------------------------------------------
                                                                                 CLASS A
                                                               1999      1998      1997       1996       1995

Net asset value, beginning of period                          $1.00     $1.00     $1.00      $1.00      $1.00
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)                                    .05       .05       .05        .05        .05
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net investment income                           (.05)     (.05)     (.05)      (.05)      (.05)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $1.00     $1.00     $1.00      $1.00      $1.00
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                      $5,032    $3,926    $3,094     $2,335     $1,707
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets(b)                .57%      .56%      .58%       .63%       .73%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                                    4.65%     5.15%     4.96%      4.97%      4.99%
---------------------------------------------------------------------------------------------------------------------------
Total return                                                   4.71%     5.34%     5.06%      5.12%      5.02%
---------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.


FISCAL PERIOD ENDED JULY 31,
---------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
---------------------------------------------------------------------------------------------------------------------------

                                                Class B                                Class Y
                                     1999   1998   1997   1996   1995(b)       1999   1998   1997   1996    1995(b)
Net asset value,
beginning of period                 $1.00  $1.00  $1.00  $1.00  $1.00         $1.00  $1.00  $1.00  $1.00   $1.00
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment
income (loss)                         .04    .04    .04    .04    .02           .05    .05    .05    .05     .02
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:

Dividends from net
investment income                    (.04)  (.04)  (.04)  (.04)  (.02)         (.05)  (.05)  (.05)  (.05)   (.02)
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $1.00  $1.00  $1.00  $1.00  $1.00         $1.00  $1.00  $1.00  $1.00   $1.00
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of
period (in millions)                 $192    $98   $147   $273    $98          $124    $72    $62    $57     $86
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses
to average daily
net assets(d)                        1.32%  1.32%  1.34%  1.38%  1.41%(c)       .56%   .56%   .58%   .62%    .65%(c)
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
daily net assets                     3.88%  4.38%  4.14%  4.15%  4.73%(c)      4.64%  5.16%  4.96%  4.97%   5.53%(c)
---------------------------------------------------------------------------------------------------------------------------
Total return                         3.94%  4.53%  4.27%  4.33%  2.00%         4.72%  5.33%  5.06%  5.11%   2.31%
---------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was March 20, 1995.
(c) Adjusted to an annual basis.
(d) Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

INVESTMENTS IN SECURITIES

AXP CASH MANAGEMENT FUND
JULY 31, 1999

(Percentages represent value of investments compared to net assets)
--------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (5.3%)
--------------------------------------------------------------------------------------------
ISSUER                                    ANNUALIZED         AMOUNT           VALUE(a)
                                         YIELD ON DATE     PAYABLE AT
                                          OF PURCHASE       MATURITY
Dresdner U.S. Finance
   10-13-99                                    4.93%     $30,000,000        $30,000,000
   01-18-00                                    5.04       10,000,000         10,000,000
   01-19-00                                    5.04        2,000,000          2,000,000
U.S. Bank Minneapolis
   08-09-99                                    4.89       30,000,000         30,000,000
   08-19-99                                    4.86       25,000,000         25,000,000
   09-14-99                                    4.91       25,000,000         25,000,000
   11-17-99                                    5.27       25,000,000         25,000,000
   12-02-99                                    5.00       10,000,000         10,000,000
   04-14-00                                    5.15        5,000,000          5,000,000
UBS Finance Yankee
   01-13-00                                    5.07       10,000,000         10,004,567
Westdeutsche Landesbank Yankee
   08-05-99                                    4.90       30,000,000         30,000,001
   08-06-99                                    4.90       30,000,000         30,000,000
   08-12-99                                    4.88       25,000,000         25,000,000
   10-01-99                                    4.94       25,000,000         25,000,000
--------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost: $282,004,568)                                                       $282,004,568
--------------------------------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (91.9%)
--------------------------------------------------------------------------------------------
ISSUER                                    ANNUALIZED         AMOUNT           VALUE(a)
                                         YIELD ON DATE     PAYABLE AT
                                          OF PURCHASE       MATURITY
AUTOMOTIVE & RELATED (4.4%)
BMW US Capital
   09-07-99                                    5.13%     $13,167,000        $13,096,118
   10-08-99                                    5.18       23,700,000         23,466,970
   10-15-99                                    5.19        9,700,000          9,594,949
   10-21-99                                    5.18       11,151,000         11,020,955
   10-27-99                                    5.22       20,559,000         20,300,185
   10-29-99                                    5.22       14,500,000         14,313,313
Daimler/Chrysler
   08-06-99                                    4.81       30,000,000         29,975,949
   10-05-99                                    5.18       22,900,000         22,684,626
   10-18-99                                    5.22       20,000,000         19,773,533
Ford Motor Credit
   08-10-99                                    4.81       30,000,000         29,959,999
   09-14-99                                    5.11        4,000,000          3,974,600
   10-08-99                                    5.18        9,000,000          8,911,508
GMAC
   08-20-99                                    5.12       21,600,000         21,538,680
   08-24-99                                    4.84        7,000,000          6,977,507
                                                                         -------------------
Total                                                                       235,588,892
--------------------------------------------------------------------------------------------
BANKS AND SAVINGS & LOANS (18.2%)
ABN Amro Canada
   08-03-99                                    4.77       25,000,000         24,990,073
   08-04-99                                    4.77       26,700,000         26,685,864
   10-12-99                                    4.86       25,000,000         24,756,160
   10-14-99                                    4.86       30,000,000         29,699,375
   10-15-99                                    4.85       27,000,000         26,726,400
   10-28-99                                    4.86       20,000,000         19,762,667
ABN Amro North America Finance
   09-02-99                                    4.97       25,000,000         24,886,563
   10-19-99                                    5.20       30,000,000         29,657,333
ANZ (Delaware)
   08-09-99                                    4.82       55,000,000         54,933,826
   09-13-99                                    4.83       46,000,000         45,729,981
   10-06-99                                    5.21       25,000,000         24,759,917
   10-07-99                                    4.85       25,000,000         24,772,861
   10-12-99                                    4.85       30,000,000         29,708,000
   11-08-99                                    5.27       25,000,000         24,639,583


                                   See accompanying notes to investments in securities.

--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
--------------------------------------------------------------------------------------------
ISSUER                                    ANNUALIZED         AMOUNT           VALUE(a)
                                         YIELD ON DATE     PAYABLE AT
                                          OF PURCHASE       MATURITY

Deutsche Bank Financial
   08-03-99                                    5.08%     $30,000,000        $29,987,300
   08-10-99                                    4.83       15,000,000         14,979,917
   08-27-99                                    4.83       19,800,000         19,728,572
   09-08-99                                    4.97       24,000,000         23,871,560
   10-18-99                                    5.20       21,800,000         21,554,108
   10-25-99                                    5.22       20,000,000         19,753,706
   10-28-99                                    5.23       20,000,000         19,744,867
Dresdner US Finance
   08-11-99                                    4.82       20,000,000         19,970,606
   08-11-99                                    4.97        6,300,000          6,290,452
   08-13-99                                    4.82       19,800,000         19,765,609
   09-02-99                                    4.99       25,000,000         24,886,104
   11-29-99                                    5.28       25,000,000         24,563,896
First Union Natl Bank
   11-18-99                                    5.06       20,000,000(c)      20,000,000
   05-19-00                                    5.35        3,000,000          3,000,000
Fleet Funding
   08-10-99                                    5.11       16,656,000(b)      16,632,404
   08-13-99                                    4.93       11,937,000(b)      11,915,792
   08-13-99                                    4.97       25,000,000(b)      24,955,222
   08-20-99                                    5.13       20,400,000(b)      20,341,973
   08-26-99                                    5.12       30,147,000(b)      30,035,958
   09-16-99                                    5.15       22,444,000(b)      22,293,974
   09-20-99                                    5.16        1,200,000(b)       1,191,296
GMAC
   10-12-99                                    5.18        9,200,000          9,104,297
   10-18-99                                    5.19       20,000,000         19,774,850
   10-29-99                                    5.20       13,600,000         13,425,580
Morgan Guaranty
   11-29-99                                    5.23       30,000,000(c)      29,999,999
NBD Bank Canada
   09-08-99                                    5.15       38,600,000         38,385,898
Societe Generale North America
   08-02-99                                    4.77       30,000,000         29,992,057
Westpac Capital
   10-19-99                                    4.85       25,000,000         24,733,333
                                                                         -------------------
Total                                                                       972,587,933
--------------------------------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
--------------------------------------------------------------------------------------------
ISSUER                                    ANNUALIZED         AMOUNT           VALUE(a)
                                         YIELD ON DATE     PAYABLE AT
                                          OF PURCHASE       MATURITY
BROKER DEALERS (12.1%)
Bear Stearns
   08-16-99                                    5.03%     $23,500,000        $23,447,569
   08-18-99                                    5.06       23,000,000         22,941,925
   09-15-99                                    4.86       10,000,000          9,938,283
   09-16-99                                    5.17       25,000,000         24,832,236
   10-04-99                                    5.22       26,000,000         25,757,297
   10-19-99                                    5.22       25,000,000         24,713,333
   10-28-99                                    4.89       17,200,000         16,994,618
   11-19-99                                    4.92        8,000,000          7,880,367
   11-22-99                                    4.92       10,000,000          9,846,733
   02-28-00                                    5.49       10,000,000          9,686,711
   04-07-00                                    5.70       10,000,000          9,617,922
   04-13-00                                    5.69       13,000,000         12,492,354
   04-21-00                                    5.78       10,000,000          9,592,194
Goldman Sachs Group
   08-05-99                                    4.83       21,800,000         21,785,376
   10-13-99                                    4.85       25,000,000         24,753,333
   10-14-99                                    4.85       21,500,000         21,285,000
   10-25-99                                    5.22       30,000,000         29,630,200
   10-27-99                                    4.88       25,000,000         24,705,444
   10-29-99                                    5.23       18,800,000         18,557,480
   11-23-99                                    5.29       22,000,000         21,634,556
   01-07-00                                    5.33       25,000,000(c)      25,000,000
Merrill Lynch
   10-21-99                                    5.16       10,000,000(c)      10,000,000
   01-28-00                                    5.17       20,000,000(c)      20,000,000
Morgan Stanley, Dean Witter, Discover & Co
   08-20-99                                    4.83       20,000,000         19,946,444
Salomon Smith Barney
   08-02-99                                    4.82       19,800,000         19,794,698
   08-10-99                                    4.82       23,700,000         23,668,334
   08-11-99                                    4.82       24,500,000         24,463,992
   08-17-99                                    4.82       14,000,000         13,968,201
   09-03-99                                    5.13        3,800,000          3,781,661
   10-06-99                                    5.19       21,100,000         20,898,155
   10-26-99                                    5.23       25,000,000         24,688,250


                                   See accompanying notes to investments in securities.

--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
--------------------------------------------------------------------------------------------
ISSUER                                    ANNUALIZED         AMOUNT           VALUE(a)
                                         YIELD ON DATE     PAYABLE AT
                                          OF PURCHASE       MATURITY
UBS Finance (Delaware)
   08-09-99                                    4.90%      $5,000,000         $4,993,888
   10-08-99                                    4.80       10,000,000          9,908,767
   10-12-99                                    4.84       10,000,000          9,902,869
   11-12-99                                    4.85       25,000,000         24,654,778
   12-13-99                                    5.03       20,000,000         19,629,500
                                                                         -------------------
Total                                                                       645,392,468
--------------------------------------------------------------------------------------------

COMMERCIAL FINANCE (12.5%)
Associates Corp North America
   08-30-99                                    5.07       16,800,000         16,729,300
Associates First Capital
   10-20-99                                    5.24       23,900,000         23,621,446
   10-21-99                                    5.23       25,500,000         25,199,709
   10-22-99                                    5.20       25,000,000         24,703,736
Barclays U.S. Funding
   09-09-99                                    5.16       30,000,000         29,829,000
CAFCO
   08-04-99                                    4.81       14,800,000(b)      14,792,090
   08-17-99                                    4.82       25,000,000(b)      24,943,215
   08-23-99                                    5.14       27,000,000(b)      26,911,680
   08-24-99                                    5.09       27,000,000(b)      26,908,740
   08-25-99                                    5.08       25,000,000(b)      24,912,153
   08-25-99                                    5.11       25,000,000(b)      24,911,632
   08-27-99                                    4.83       20,000,000(b)      19,927,850
   09-09-99                                    4.91       25,000,000(b)      24,864,444
   10-22-99                                    5.23       53,000,000(b)      52,368,254
Ciesco LP
   08-19-99                                    5.10       10,200,000         10,172,599
   09-03-99                                    5.13       30,000,000(b)      29,855,217
   10-06-99                                    5.19       28,000,000         27,732,149
   10-18-99                                    5.20       20,000,000         19,774,411
CIT Group Holdings
   08-02-99                                    4.82       26,200,000         26,192,984


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
--------------------------------------------------------------------------------------------
ISSUER                                    ANNUALIZED         AMOUNT           VALUE(a)
                                         YIELD ON DATE     PAYABLE AT
                                          OF PURCHASE       MATURITY
Delaware Funding
   08-02-99                                    5.03%     $16,300,000(b)     $16,295,445
   08-02-99                                    5.04       23,100,000(b)      23,093,532
   08-06-99                                    5.10       10,134,000(b)      10,125,386
   08-23-99                                    4.89        7,830,000(b)       7,805,638
   08-25-99                                    5.13       15,000,000(b)      14,946,771
   09-09-99                                    5.15        1,600,000(b)       1,590,898
   09-30-99                                    5.28       10,000,000(b)       9,911,381
   10-22-99                                    5.31       25,000,000(b)      24,697,396
   01-25-00                                    5.61       10,000,000(b)       9,730,033
Household Finance
   08-26-99                                    5.09       12,000,000         11,956,060
Intl Lease Finance
   08-10-99                                    4.81        5,000,000          4,993,333
   09-10-99                                    4.83       23,000,000         22,874,267
   09-17-99                                    4.84       10,000,000          9,935,867
   10-14-99                                    5.18       23,800,000         23,546,133
                                                                         -------------------
Total                                                                       665,852,749
--------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT & SERVICES (0.8%)
BellSouth Capital Funding
   08-03-99                                    4.87       40,240,000(b)      40,223,669
--------------------------------------------------------------------------------------------

ENERGY (1.2%)
Chevron Transport
   08-04-99                                    4.82       15,000,000(b)      14,991,966
   08-09-99                                    4.92       10,000,000          9,987,725
   08-17-99                                    5.11       15,000,000(b)      14,963,875
   08-19-99                                    4.98        5,000,000(b)       4,986,885
   09-17-99                                    4.84       11,500,000(b)      11,426,247
Petrofina (Delaware)
   09-21-99                                    5.13        5,400,000          5,360,298
                                                                         -------------------
Total                                                                        61,716,996
--------------------------------------------------------------------------------------------


                                   See accompanying notes to investments in securities.

--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
--------------------------------------------------------------------------------------------
ISSUER                                    ANNUALIZED         AMOUNT           VALUE(a)
                                         YIELD ON DATE     PAYABLE AT
                                          OF PURCHASE       MATURITY
FINANCIAL SERVICES (24.8%)
Corporate Receivables
   08-11-99                                    4.82%     $21,000,000(b)     $20,969,136
   08-11-99                                    4.83       18,000,000(b)      17,973,490
   08-19-99                                    5.13       21,000,000(b)      20,943,253
   08-25-99                                    5.08       25,000,000(b)      24,912,153
   08-30-99                                    5.11       17,400,000(b)      17,326,195
   09-08-99                                    5.16       25,000,000(b)      24,861,063
   09-14-99                                    5.16       22,000,000(b)      21,858,925
   09-23-99                                    5.16       22,600,000(b)      22,426,432
   10-26-99                                    5.23       26,700,000(b)      26,367,051
   10-27-99                                    5.22       21,000,000(b)      20,735,633
   10-29-99                                    5.24       25,000,000(b)      24,676,875
Falcon Asset
   08-25-99                                    5.14        9,700,000(b)       9,665,511
   09-09-99                                    5.19       23,000,000(b)      22,868,133
   09-20-99                                    4.84       23,000,000(b)      22,843,274
   09-27-99                                    5.16       22,360,000(b)      22,175,555
   10-20-99                                    5.23       18,700,000(b)      18,482,472
   11-08-99                                    5.28       23,000,000(b)      22,667,778
   11-18-99                                    5.25       20,945,000(b)      20,614,127
Intl Securitization
   08-20-99                                    5.14        9,000,000(b)       8,974,350
   09-01-99                                    5.14       30,000,000(b)      29,863,466
   09-02-99                                    5.15       26,500,000(b)      26,375,384
   09-02-99                                    5.18       25,000,000(b)      24,881,750
   09-09-99                                    5.17       28,000,000(b)      27,840,088
   11-16-99                                    5.26       10,197,000(b)      10,038,539
   11-16-99                                    5.27       15,262,000(b)      15,024,371
Preferred Receivables
   08-04-99                                    4.94       21,025,000(b)      21,013,460
   08-10-99                                    5.06       14,270,000(b)      14,249,982
   08-12-99                                    5.16       29,100,000(b)      29,050,044
   08-18-99                                    5.26       11,900,000(b)      11,868,763
   09-16-99                                    5.16       25,900,000(b)      25,726,535
   09-21-99                                    5.17       14,010,000(b)      13,906,186
   09-27-99                                    5.17       10,790,000(b)      10,700,821
   10-01-99                                    5.25       25,000,000(b)      24,776,111


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
--------------------------------------------------------------------------------------------
ISSUER                                    ANNUALIZED         AMOUNT           VALUE(a)
                                         YIELD ON DATE     PAYABLE AT
                                          OF PURCHASE       MATURITY
Sheffield Receivables
   08-02-99                                    5.15%     $30,000,000(b)     $29,991,416
   08-04-99                                    5.13       15,000,000(b)      14,991,450
   08-13-99                                    4.83       11,600,000(b)      11,579,810
   08-27-99                                    5.17       25,000,000(b)      24,903,438
   08-27-99                                    5.25       13,700,000(b)      13,646,313
   08-30-99                                    5.18       25,000,000(b)      24,892,500
   09-01-99                                    5.14       15,500,000(b)      15,429,458
   09-10-99                                    5.03       18,100,000(b)      17,996,931
   09-14-99                                    5.20       28,900,000(b)      28,713,233
   09-16-99                                    5.21       15,100,000(b)      14,998,079
   09-17-99                                    5.18       24,500,000(b)      24,332,093
   09-23-99                                    5.19       27,000,000(b)      26,791,425
   10-15-99                                    5.23       12,300,000(b)      12,165,752
Variable Funding Capital
   08-05-99                                    5.11       20,000,000(b)      19,985,806
   08-26-99                                    5.13       43,600,000(b)      43,439,091
   09-16-99                                    5.16       25,000,000(b)      24,832,563
   09-21-99                                    5.16       18,300,000(b)      18,164,661
   09-30-99                                    5.17       10,200,000(b)      10,111,337
   10-13-99                                    5.19       20,000,000(b)      19,788,689
Windmill Funding
   08-03-99                                    4.81       15,353,000(b)      15,346,846
   08-10-99                                    4.83       20,000,000(b)      19,973,222
   08-11-99                                    4.83       19,300,000(b)      19,271,575
   08-26-99                                    5.14       25,000,000(b)      24,907,556
   08-27-99                                    5.15       20,900,000(b)      20,819,587
   09-03-99                                    5.17       25,000,000(b)      24,878,639
   09-07-99                                    5.16       27,700,000(b)      27,550,005
   09-15-99                                    5.17       13,600,000(b)      13,510,678
   09-16-99                                    5.16       25,000,000(b)      24,832,563
   09-22-99                                    5.17       25,000,000(b)      24,811,188
   09-27-99                                    4.78       37,000,000(b)      36,717,444
Xerox Credit
   08-04-99                                    5.05        5,000,000          4,997,194
                                                                         -------------------
Total                                                                     1,331,027,448
--------------------------------------------------------------------------------------------


                                   See accompanying notes to investments in securities.

--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
--------------------------------------------------------------------------------------------
ISSUER                                    ANNUALIZED         AMOUNT           VALUE(a)
                                         YIELD ON DATE     PAYABLE AT
                                          OF PURCHASE       MATURITY
FOOD (0.3%)
Cargill Global
   01-21-00                                    5.57%      $9,000,000(b)      $8,764,230
   03-10-00                                    5.46       10,000,000(b)       9,672,933
                                                                         -------------------
Total                                                                        18,437,163
--------------------------------------------------------------------------------------------

HEALTH CARE (0.9%)
Glaxo Wellcome
   09-07-99                                    4.97       37,800,000(b)      37,602,894
   09-10-99                                    5.02       10,000,000(b)       9,943,169
                                                                         -------------------
Total                                                                        47,546,063
--------------------------------------------------------------------------------------------

INSURANCE (1.6%)
American General
   08-05-99                                    4.81       12,700,000         12,691,516
American General Finance
   08-05-99                                    4.81       12,700,000         12,691,516
   08-18-99                                    4.81       30,000,000         29,927,999
   10-08-99                                    5.18       30,000,000         29,705,025
                                                                         -------------------
Total                                                                        85,016,056
--------------------------------------------------------------------------------------------

MISCELLANEOUS (8.3%)
CXC
   08-03-99                                    4.81       17,800,000(b)      17,792,865
   08-24-99                                    5.08       29,400,000(b)      29,300,824
   08-26-99                                    4.95       25,000,000(b)      24,910,986
   09-01-99                                    5.15       20,000,000(b)      19,908,800
   10-12-99                                    5.22       19,000,000(b)      18,800,811
   10-20-99                                    5.21       22,000,000(b)      21,745,075
   10-20-99                                    5.23       25,000,000(b)      24,709,188
   10-21-99                                    5.22       26,700,000(b)      26,386,186


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
--------------------------------------------------------------------------------------------
ISSUER                                    ANNUALIZED         AMOUNT           VALUE(a)
                                         YIELD ON DATE     PAYABLE AT
                                          OF PURCHASE       MATURITY
Thames Asset Global
   08-05-99                                    4.81%     $23,949,000(b)     $23,933,001
   08-05-99                                    4.83       17,862,000(b)      17,850,018
   08-16-99                                    4.83       23,000,000(b)      22,950,729
   08-16-99                                    4.85       69,309,000(b)      69,159,908
   08-20-99                                    4.92        7,500,000(b)       7,479,542
   08-20-99                                    4.98        5,277,000(b)       5,262,430
   08-31-99                                    4.96       20,716,000(b)      20,627,876
   09-15-99                                    4.92       16,635,000(b)      16,531,059
   10-14-99                                    5.25       23,898,000(b)      23,639,603
   10-15-99                                    4.86       25,000,000(b)      24,746,139
USAA Capital
   08-31-99                                    4.82       20,000,000         19,917,333
   10-25-99                                    5.24        9,400,000          9,283,680
                                                                         -------------------
Total                                                                       444,936,053
--------------------------------------------------------------------------------------------

MULTI-INDUSTRY CONGLOMERATES (4.1%)
General Electric Capital
   08-02-99                                    5.13       20,000,000         19,994,306
   08-12-99                                    4.83       11,000,000         10,982,327
   08-23-99                                    4.83       19,900,000         19,838,719
   08-23-99                                    5.11       28,700,000         28,606,669
   08-31-99                                    4.83       25,000,000         24,896,451
General Electric Capital Intl Funding
   09-03-99                                    5.20       25,000,000(b)      24,877,931
   10-04-99                                    5.23       21,500,000         21,298,915
   10-05-99                                    5.22       25,000,000         24,763,042
   10-22-99                                    5.22       25,000,000(b)      24,702,583
General Electric Capital Services
   08-17-99                                    5.13       20,400,000         20,350,677
                                                                         -------------------
Total                                                                       220,311,620
--------------------------------------------------------------------------------------------


                                   See accompanying notes to investments in securities.

--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
--------------------------------------------------------------------------------------------
ISSUER                                    ANNUALIZED         AMOUNT           VALUE(a)
                                         YIELD ON DATE     PAYABLE AT
                                          OF PURCHASE       MATURITY
UTILITIES -- ELECTRIC (2.5%)
Natl Rural Utilities
   08-12-99                                    4.82%     $25,000,000        $24,959,917
   09-10-99                                    4.96       25,000,000         24,859,632
   10-26-99                                    5.21       38,100,000         37,625,814
   10-27-99                                    5.22       16,100,000         15,897,319
Northern States Power
   09-28-99                                    5.16       29,000,000         28,756,657
                                                                         -------------------
Total                                                                       132,099,339
--------------------------------------------------------------------------------------------

UTILITIES -- TELEPHONE (0.2%)
SBC Communications Capital
   10-07-99                                    5.17       13,000,000(b)      12,874,276
--------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $4,913,610,725)                                                   $4,913,610,725
--------------------------------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------------------
LETTERS OF CREDIT (2.3%)
--------------------------------------------------------------------------------------------
ISSUER                                    ANNUALIZED         AMOUNT           VALUE(a)
                                         YIELD ON DATE     PAYABLE AT
                                          OF PURCHASE       MATURITY
Bank of America-
AES Hawaii
   09-24-99                                    5.17%     $30,000,000        $29,764,876
Bank of New York-
River Fuel Trust
   08-04-99                                    4.83       17,136,000(b)      17,126,804
Dresdner US Finance-
ContiFinancial
   08-25-99                                    5.15       20,000,000         19,928,750
Toronto Dominion Bank-
Presbyterian Healthcare Services
   08-11-99                                    5.19        9,000,000          8,985,755
Union Bank Switzerland-
River Fuel Trust
   08-16-99                                    5.06       14,640,000(b)      14,607,141
   09-03-99                                    5.20       30,528,000(b)      30,378,938
--------------------------------------------------------------------------------------------

TOTAL LETTERS OF CREDIT
(Cost: $120,792,264)                                                       $120,792,264
--------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,316,407,557)(d)                                                $5,316,407,557
============================================================================================

-------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
-------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 1999.

(d) Also represents the cost of securities for federal income tax purposes at July 31, 1999.

FEDERAL INCOME TAX INFORMATION

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Cash Management Fund
Fiscal year ended July 31, 1999

CLASS A

INCOME DISTRIBUTIONS TAXABLE AS DIVIDEND INCOME, NONE QUALIFYING FOR DEDUCTION BY CORPORATIONS.

PAYABLE DATE                                 PER SHARE
Aug. 27, 1998 ................................$0.00401
Sept. 25, 1998 ................................0.00403
Oct. 27, 1998 .................................0.00438
Nov. 25, 1998 .................................0.00384
Dec. 22, 1998 .................................0.00361
Jan. 25, 1999 .................................0.00419
Feb. 25, 1999 .................................0.00411
March 25, 1999 ................................0.00335
April 26, 1999 ................................0.00361
May 27, 1999 ..................................0.00394
June 24, 1999 .................................0.00337
July 26, 1999 .................................0.00366
TOTAL DISTRIBUTIONS ..........................$0.04610

CLASS B

INCOME DISTRIBUTIONS TAXABLE AS DIVIDEND INCOME, NONE QUALIFYING FOR DEDUCTION BY CORPORATIONS.

PAYABLE DATE                                 PER SHARE
Aug. 27, 1998 ................................$0.00341
Sept. 25, 1998 ................................0.00344
Oct. 27, 1998 .................................0.00372
Nov. 25, 1998 .................................0.00324
Dec. 22, 1998 .................................0.00305
Jan. 25, 1999 .................................0.00353
Feb. 25, 1999 .................................0.00343
March 25, 1999 ................................0.00278
April 26, 1999 ................................0.00299
May 27, 1999 ..................................0.00326
June 24, 1999 .................................0.00280
July 26, 1999 .................................0.00304
TOTAL DISTRIBUTIONS ..........................$0.03869

CLASS Y

INCOME DISTRIBUTIONS TAXABLE AS DIVIDEND INCOME, NONE QUALIFYING FOR DEDUCTION BY CORPORATIONS.

PAYABLE DATE                                 PER SHARE
Aug. 27, 1998 ................................$0.00401
Sept. 25, 1998 ................................0.00403
Oct. 27, 1998 .................................0.00438
Nov. 25, 1998 .................................0.00384
Dec. 22, 1998 .................................0.00361
Jan. 25, 1999 .................................0.00419
Feb. 25, 1999 .................................0.00411
March 25, 1999 ................................0.00340
April 26, 1999 ................................0.00362
May 27, 1999 ..................................0.00396
June 24, 1999 .................................0.00338
July 26, 1999 .................................0.00368
TOTAL DISTRIBUTIONS ..........................$0.04621


Financial Statements

Statement of assets and liabilities
AXP Cash Management Fund

Jan. 31, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $5,831,519,225)                                       $5,831,519,225
Cash in bank on demand deposit                                                36,105,748
Accrued interest receivable                                                    3,314,384
                                                                               ---------
Total assets                                                               5,870,939,357
                                                                           -------------
Liabilities
Dividends payable to shareholders                                              8,583,617
Accrued investment management services fee                                       146,361
Accrued distribution fee                                                          16,986
Accrued transfer agency fee                                                      117,339
Accrued administrative services fee                                               11,063
Other accrued expenses                                                           637,117
                                                                                 -------
Total liabilities                                                              9,512,483
                                                                               ---------
Net assets applicable to outstanding capital stock                        $5,861,426,874
                                                                          ==============

Represented by
Capital stock-- $.01 par value (Note 1)                                   $   58,615,000
Additional paid-in capital                                                 5,802,852,721
Excess of distributions over net investment income                                    (1)
Accumulated net realized gain (loss)                                             (40,846)
                                                                                 -------
Total -- representing net assets applicable to outstanding capital stock  $5,861,426,874
                                                                          ==============
Net assets applicable to outstanding shares: Class A                      $5,438,767,436
                                             Class B                      $  274,723,183
                                             Class Y                      $  147,936,255
Net asset value per share of outstanding capital stock:
                                             Class A shares 5,438,714,206 $         1.00
                                             Class B shares   274,799,061 $         1.00
                                             Class Y shares   147,986,730 $         1.00
                                                              ----------- --------------
See accompanying notes to financial statements.

Statement of operations
AXP Cash Management Fund

Six months ended Jan. 31, 2000 (Unaudited)

Investment income
Income:
Interest                                                                   $159,787,100
                                                                           ------------
Expenses (Note 2):
Investment management services fee                                            8,703,692
Distribution fee-- Class B                                                      924,623
Transfer agency fee                                                           5,207,190
Incremental transfer agency fee
   Class A                                                                      444,061
   Class B                                                                       20,603
Administrative services fees and expenses                                       685,728
Compensation of board members                                                    11,715
Custodian fees                                                                  129,500
Printing and postage                                                          1,081,831
Registration fees                                                               435,633
Audit fees                                                                       17,500
Other                                                                             4,920
                                                                                  -----
Total expenses                                                               17,666,996
   Earnings credits on cash balances (Note 2)                                (1,007,715)
                                                                             ----------
Total net expenses                                                           16,659,281
                                                                             ----------
Investment income (loss) -- net                                             143,127,819
                                                                            -----------
Realized and unrealized gain (loss) -- net

Net realized gain (loss) on security transactions (Note 3)                           59
                                                                                     --
Net increase (decrease) in net assets resulting from operations            $143,127,878
                                                                           ------------
See accompanying notes to financial statements.

Statements of changes in net assets
AXP Cash Management Fund
                                                                   Jan. 31, 2000       July 31, 1999
                                                                  Six months ended      Year ended
                                                                     (Unaudited)

Operations and distributions
Investment income (loss)-- net                                      $ 143,127,819  $    218,190,831
Net realized gain (loss) on security transactions                              59           (23,649)
                                                                               --           -------
Net  increase  (decrease)  in net assets  resulting  from  operations 143,127,878       218,167,182
                                                                      -----------       -----------
Distributions to shareholders from:
   Net investment income
      Class A                                                        (134,440,384)    ( 207,307,884)
      Class B                                                          (5,363,529)       (6,033,815)
      Class Y                                                          (3,323,906)       (4,849,592)
                                                                       ----------        ----------
Total distributions                                                  (143,127,819)     (218,191,291)
                                                                     ------------      ------------

Capital share transactions at constant $1 net asset value
Proceeds from sales
   Class A shares                                                   8,797,516,434    15,895,546,321
   Class B shares                                                     287,601,538       357,419,278
   Class Y shares                                                      78,853,942       144,373,795
Reinvestment of distributions at net asset value
   Class A shares                                                     127,803,070       200,256,963
   Class B shares                                                       4,988,577         5,765,017
   Class Y shares                                                       3,123,107         4,610,370
Payments for redemptions
   Class A shares                                                  (8,518,636,090)  (14,989,493,703)
   Class B shares                                                    (209,747,573)     (268,882,804)
   Class Y shares                                                     (58,048,424)      (97,343,660)
                                                                      -----------       -----------
Increase (decrease) in net assets from capital share transactions     513,454,581     1,252,251,577
                                                                      -----------     -------------
Total increase (decrease) in net assets                               513,454,640     1,252,227,468
Net assets at beginning of period                                   5,347,972,234     4,095,744,766
                                                                    -------------     -------------
Net assets at end of period                                        $5,861,426,874   $ 5,347,972,234
                                                                   ==============   ===============

See accompanying notes to financial statements.

Notes to Financial Statements
(Unaudited as to Jan. 31, 2000)

1. SUMMARY OF SIGNIFICANT  ACCOUNTING POLICIES
The Fund is a series of AXP Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund nvests in money market securities.
AXP Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund  offers  Class A, Class B and Class Y shares.

o Class A shares have no sales charge.

o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and incremental transfer agency fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Fund's  significant   accounting  policies  are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.36% to 0.25% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $24
o  Class B $25
o  Class Y $22

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution services.

Sales charges received by the Distributor for distributing Class B shares were $962,753 for the six months ended Jan. 31, 2000.

During the six months ended Jan. 31, 2000, the Fund's custodian and transfer agency fees were reduced by $1,007,715 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS
Cost  of  purchases   and   proceeds   from  sales  of   securities   aggregated
$20,192,393,081 and $19,677,281,471, respectively, for the six months ended Jan. 31, 2000. Realized gains and losses are determined on an identified cost basis.

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Jan. 31, 2000.

5. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

AXP Cash Management Fund Fiscal period ended July 31,

Per share income and capital changesa

                                                                   Class A

                                                2000c      1999      1998       1997       1996

Net asset value, beginning of period            $1.00     $1.00     $1.00      $1.00      $1.00

Income from investment operations:

Net investment income (loss)                      .02       .05       .05        .05        .05

Less distributions:

Dividends from net investment income             (.02)     (.05)     (.05)      (.05)      (.05)

Net asset value, end of period                  $1.00     $1.00     $1.00      $1.00      $1.00

Ratios/supplemental data

Net assets, end of period (in millions)        $5,439    $5,032    $3,926     $3,094     $2,335

Ratio of expenses to average daily net assetsb  0.59%d     .57%      .56%       .58%       .63%

Ratio of net investment income (loss)
to average daily net assets                     5.03%d    4.65%     5.15%      4.96%      4.97%

Total returne                                   2.58%     4.71%     5.34%      5.06%      5.12%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances. c Six months ended Jan. 31, 2000 (Unaudited).
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.

Fiscal period ended July 31,
Per share income and capital changesa

                                              Class B                                Class Y

                                   2000c  1999  1998  1997  1996         2000c   1999  1998  1997  1996

Net asset value, beginning
of period                         $1.00  $1.00 $1.00 $1.00 $1.00         $1.00  $1.00  $1.00 $1.00  $1.00

Income from investment operations:

Net investment income (loss)        .02    .04   .04   .04   .04           .02    .05    .05   .05    .05

Less distributions:

Dividends from net
investment income                  (.02)  (.04) (.04) (.04) (.04)         (.02)  (.05)  (.05) (.05)  (.05)

Net asset value, end of period    $1.00  $1.00 $1.00 $1.00 $1.00         $1.00  $1.00  $1.00 $1.00  $1.00

Ratios/supplemental data

Net assets, end of period
(in millions)                      $275   $192   $98  $147  $273          $148   $124    $72   $62    $57

Ratio of expenses to average
daily net assetsb                 1.34%d 1.32% 1.32% 1.34% 1.38%          .57%d  .56%   .56%  .58%   .62%

Ratio of net investment
income (loss) to average
daily net assets                  4.34%d 3.88% 4.38% 4.14% 4.15%         5.07%d 4.64%  5.16% 4.96%  4.97%

Total returne                     2.19%  3.94% 4.53% 4.27% 4.33%         2.59%  4.72%  5.33% 5.06%  5.11%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances. c Six months ended Jan. 31, 2000 (Unaudited).
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.

Investments in Securities

AXP Cash Management Fund
Jan. 31, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Certificates of deposit (12.7%)
Issuer                                     Annualized       Amount           Value(a)
                                          yield on date    payable at
                                           of purchase      maturity

Barclays New York Yankee
   02-24-00                                    5.72%     $30,000,000        $30,000,000
Canadian Imperial Bank Yankee
   03-09-00                                    5.82       29,500,000         29,500,000
   03-10-00                                    5.82       33,400,000         33,400,000
   03-21-00                                    5.80       30,000,000         30,000,000
   03-23-00                                    5.80       30,000,000         30,000,000
   03-23-00                                    5.81       30,000,000         30,000,000
   03-24-00                                    5.78       25,000,000         25,000,000
   03-27-00                                    5.82       30,000,000         30,000,000
   03-30-00                                    5.81       27,000,000         27,000,000
Societe Generale Yankee
   02-03-00                                    5.90       25,000,000         25,000,000
   03-08-00                                    5.78       33,400,000         33,400,000
   03-16-00                                    6.06       30,000,000         30,000,000
   04-04-00                                    5.90       25,000,000         25,000,000
   04-06-00                                    5.88       30,000,000         30,000,000
   04-07-00                                    5.91       30,000,000         30,000,000
   04-10-00                                    5.88       30,000,000         30,000,000
   06-30-00                                    6.00       25,000,000         25,000,000
U.S. Bank Minneapolis
   04-14-00                                    5.15        5,000,000          5,000,000
Westdeutsche Landesbank Yankee
   02-25-00                                    6.03       26,000,000         26,000,000
   03-07-00                                    5.75       30,000,000         30,000,000
   03-22-00                                    6.15       30,000,000         30,000,000
   03-28-00                                    5.81       25,000,000         25,000,000
   03-30-00                                    6.18       25,000,000         25,000,000
   04-11-00                                    5.88       30,000,000         30,000,000
   04-13-00                                    5.90       28,000,000         28,000,000
   04-20-00                                    5.91       25,000,000         25,000,000
   07-12-00                                    6.08       25,000,000         25,000,000

Total certificates of deposit
(Cost:$742,300,000)                                                        $742,300,000

Automotive & related (3.9%)
DaimlerChrysler North America
   03-13-00                                    6.10       30,000,000         29,792,950
   03-15-00                                    6.01       19,900,000         19,758,096
   04-03-00                                    5.55        5,000,000          4,952,639
   04-10-00                                    5.89       20,000,000         19,776,900
Ford Motor Credit
   02-04-00                                    5.57       35,000,000         34,983,754
   03-03-00                                    5.56       33,000,000         32,842,856
   03-07-00                                    5.61       29,100,000         28,942,133
Toyota Motor Credit
   02-01-00                                    6.00        8,400,000          8,400,000
   02-07-00                                    6.05       25,000,000         24,974,833
   03-01-00                                    5.37       22,300,000         22,203,893
Total                                                                       226,628,054

Banks and savings & loans (24.9%)
Abbey Natl North America
   02-16-00                                    5.68       20,900,000         20,850,624
   02-16-00                                    6.04        7,800,000          7,780,435
   04-10-00                                    5.90       11,200,000         11,074,849
   04-10-00                                    5.91       16,950,000         16,760,273
   04-18-00                                    5.91       30,000,000         29,625,267
ABN Amro Canada
   02-03-00                                    5.93       31,500,000         31,489,623
   02-14-00                                    5.94       25,000,000         24,946,465
   04-07-00                                    5.92       29,500,000         29,183,072
   04-12-00                                    5.93       30,000,000         29,653,283
   07-17-00                                    6.13       20,000,000         19,447,416
ANZ (Delaware)
   02-01-00                                    6.00       30,500,000         30,500,000
   02-14-00                                    6.03       25,000,000         24,945,698
   02-22-00                                    5.85       12,500,000         12,457,490
   03-15-00                                    6.01       19,000,000         18,864,514
   04-13-00                                    5.90       30,000,000         29,650,200
   04-18-00                                    5.89       30,000,000         29,626,550

Bank One Canada
   02-08-00                                    5.94       15,000,000         14,982,704
   02-10-00                                    5.95       23,700,000         23,664,806
   02-23-00                                    5.72       28,000,000         27,902,467
   03-07-00                                    5.80       29,500,000         29,334,513
   03-14-00                                    5.83       26,500,000         26,320,993
   03-15-00                                    5.83       25,000,000         24,827,104
   03-20-00                                    5.80       31,000,000         30,761,920
   03-27-00                                    5.80       25,000,000         24,780,382
   03-29-00                                    5.81       25,000,000         24,772,000
   04-19-00                                    5.91       20,600,000         20,339,341
Deutsche Bank Financial
   02-02-00                                    5.96       21,000,000         20,996,523
   02-07-00                                    5.82       13,300,000         13,287,121
   03-22-00                                    5.80       24,000,000         23,808,333
   03-24-00                                    5.80       23,000,000         22,808,972
   03-30-00                                    5.85       24,000,000         23,775,733
   03-31-00                                    5.76       30,000,000         29,719,258
   04-03-00                                    5.76       30,000,000         29,705,500
   04-05-00                                    5.83       30,000,000         29,692,267
   04-05-00                                    5.87       25,000,000         24,741,778
   04-06-00                                    5.87       45,700,000         45,220,594
   04-12-00                                    5.88       28,600,000         28,272,002
Dresdner US Finance
   02-01-00                                    5.94       25,000,000         25,000,000
   03-08-00                                    5.76       25,000,000         24,856,750
   03-09-00                                    5.76       23,500,000         23,361,605
   03-13-00                                    5.76       25,000,000         24,837,139
   03-14-00                                    5.78        9,600,000          9,535,656
   03-20-00                                    5.76       28,800,000         28,580,352
   03-20-00                                    5.79       25,000,000         24,808,333
   03-28-00                                    5.80       24,400,000         24,181,945
   04-11-00                                    5.88       35,000,000         34,604,597
   04-13-00                                    5.88       25,000,000         24,709,250
   04-27-00                                    5.91       23,000,000         22,679,674
First Union Natl Bank
   05-19-00                                    5.35        3,000,000          3,000,000

Natl Australia Finance (Delaware)
   02-01-00                                    5.94       25,500,000         25,500,000
   02-02-00                                    5.95       25,000,000(b)      24,995,868
   02-03-00                                    5.95       10,000,000          9,996,694
   02-03-00                                    5.96       30,600,000         30,589,868
   02-04-00                                    5.94       35,000,000         34,982,674
   02-04-00                                    5.97       29,000,000         28,985,573
   02-07-00                                    5.95       30,000,000         29,970,300
Societe Generale North America
   03-21-00                                    5.78       20,000,000         19,844,017
   03-21-00                                    5.79       15,000,000         14,882,808
   04-20-00                                    5.91       22,100,000         21,817,261
Westpac Capital
   02-02-00                                    6.02       24,400,000         24,395,920
   07-18-00                                    6.08       18,000,000         17,503,560
Total                                                                     1,460,189,914

Broker dealers (17.4%)
Bear Stearns
   02-04-00                                    5.98       10,000,000          9,995,017
   02-07-00                                    5.86       10,000,000          9,990,250
   02-09-00                                    5.87       25,000,000         24,967,444
   02-15-00                                    5.91       24,600,000         24,543,557
   02-15-00                                    5.98       25,000,000         24,941,958
   02-17-00                                    6.04       22,400,000         22,340,068
   02-28-00                                    5.34       10,000,000          9,960,100
   02-28-00                                    5.99       25,000,000         24,888,250
   04-07-00                                    5.54       10,000,000          9,899,533
   04-13-00                                    5.53       13,000,000         12,857,780
   04-17-00                                    5.91       20,000,000         19,753,422
   04-18-00                                    5.88        8,500,000          8,394,371
   04-19-00                                    5.87       25,000,000         24,685,833
   04-21-00                                    5.61       10,000,000          9,876,889
   04-21-00                                    5.94       30,000,000         29,609,333
Goldman Sachs Group
   02-10-00                                    5.99        8,400,000          8,387,442
   02-18-00                                    6.03       25,000,000         24,929,049
   02-22-00                                    6.10       17,100,000         17,039,352
   02-23-00                                    6.17       25,900,000         25,802,659
   02-25-00                                    6.10       25,000,000         24,898,667
   02-29-00                                    6.18       23,800,000         23,686,157
   03-17-00                                    5.79       26,000,000         25,813,125
   03-23-00                                    5.80       27,000,000         26,780,063
   03-28-00                                    5.80       17,300,000         17,145,261
   04-28-00                                    5.91       30,000,000         29,577,325
   09-05-00                                    5.91       10,000,000(c)      10,000,000
Merrill Lynch
   02-04-00                                    5.85       20,000,000         19,990,250
   02-07-00                                    5.86       25,000,000         24,975,625
   02-10-00                                    5.89       25,000,000         24,963,250
   02-11-00                                    5.91       14,900,000         14,875,581
   03-01-00                                    5.73       10,200,000         10,153,165
Morgan Stanley, Dean Witter, Discover & Co
   02-01-00                                    6.02       30,000,000         30,000,000
   02-08-00                                    6.02       28,000,000         27,967,279
   02-10-00                                    5.89       21,000,000         20,969,130
   02-16-00                                    6.12       19,200,000         19,151,200
   03-22-00                                    5.76       28,500,000         28,273,979
   03-28-00                                    5.78        8,400,000          8,325,128
   03-29-00                                    5.79       25,000,000         24,772,792
   04-14-00                                    5.87       25,000,000         24,705,972
   04-25-00                                    5.91       26,000,000         25,646,313
Salomon Smith Barney
   02-03-00                                    5.90       21,300,000         21,293,018
   02-04-00                                    5.83       27,200,000         27,186,785
   02-04-00                                    6.05       25,000,000         24,987,396
   02-07-00                                    5.96       30,600,000         30,569,654
   02-18-00                                    5.94       25,100,000         25,029,832
   02-22-00                                    5.97       25,000,000         24,913,229
   03-02-00                                    5.83       30,000,000         29,855,000
   04-04-00                                    5.88       30,000,000         29,694,450
Total                                                                     1,019,061,933

Communications equipment & services (3.7%)
BellSouth Capital Funding
   02-17-00                                    5.99       35,000,000(b)      34,907,133
   04-05-00                                    5.80       18,800,000(b)      18,608,156
BellSouth Telecommunications
   02-03-00                                    5.53        9,530,000          9,527,072
   02-04-00                                    5.30       20,000,000         19,991,167
   02-09-00                                    6.13       10,000,000          9,986,389
   02-10-00                                    6.09       25,000,000         24,962,000
   02-18-00                                    6.05       25,900,000         25,826,250
   02-22-00                                    6.07       30,000,000         29,894,125
   02-23-00                                    6.06       26,100,000         26,003,662
   02-25-00                                    6.09       19,100,000         19,022,709
Total                                                                       218,728,663

Energy (1.5%)
Chevron Transport
   02-04-00                                    5.87       10,000,000(b)       9,995,108
   04-17-00                                    5.89       25,000,000(b)      24,692,833

Petrofina (Delaware)
   02-14-00                                    6.03       20,000,000         19,956,522
   02-15-00                                    6.11       10,000,000          9,976,278
   03-10-00                                    5.73       25,000,000         24,849,584
Total                                                                        89,470,325

Financial services (10.6%)
AEGON Funding Corp
   04-24-00                                    5.95       25,000,000(b)      24,661,660
Associates Corp North America
   02-08-00                                    6.26       25,000,000         24,969,618
   02-11-00                                    6.03       19,800,000         19,766,890
   04-03-00                                    5.81       25,000,000         24,752,431
Associates First Capital
   02-24-00                                    6.12       29,000,000         28,886,981
   03-27-00                                    5.76       30,000,000         29,738,292
Barclays U.S. Funding
   02-15-00                                    5.63       30,400,000         30,333,559
   02-29-00                                    5.67       10,700,000         10,653,021
BBV Finance (Delaware)
   03-01-00                                    5.83       25,500,000         25,380,858
BMW US Capital
   02-15-00                                    5.63       16,000,000         15,965,031
   02-16-00                                    6.08        9,200,000          9,176,770
   02-22-00                                    6.07       15,000,000         14,947,063
CIT Group Holdings
   02-02-00                                    5.86       25,000,000         24,995,931
   03-01-00                                    5.77       30,700,000         30,558,046
   03-09-00                                    5.76       30,800,000         30,618,613
Corporate Receivables
   03-14-00                                    5.81       25,000,000(b)      24,831,708
Falcon Asset
   04-17-00                                    5.94       24,500,000(b)      24,196,391
GMAC
   02-01-00                                    5.83       27,700,000         27,700,000
   02-09-00                                    5.83       27,000,000         26,965,080
   02-25-00                                    5.67       13,100,000         13,050,657
   02-28-00                                    5.66       16,200,000         16,131,474
   03-14-00                                    6.02       15,100,000         14,994,652
   04-24-00                                    5.90       26,600,000         26,243,072
   04-26-00                                    5.91       27,400,000         27,022,831
   04-28-00                                    5.90       25,000,000         24,648,375

Household Finance
   03-06-00                                    5.75       30,800,000         30,633,611
Sheffield Receivables
   02-11-00                                    5.91       20,000,000(b)      19,967,222
Total                                                                       621,789,837

Food (1.4%)
Cargill
   02-01-00                                    5.83       30,000,000(b)      30,000,000
Cargill Global
   03-10-00                                    5.31       10,000,000(b)       9,944,267
Heinz (HJ)
   02-09-00                                    6.11       25,000,000         24,966,111
   02-10-00                                    6.13       15,900,000         15,875,673
Total                                                                        80,786,051

Health care (0.8%)
Pfizer
   02-11-00                                    6.11       30,000,000(b)      29,949,167
Schering
   02-28-00                                    6.18       19,600,000         19,509,595
Total                                                                        49,458,762

Household products (0.8%)
Procter & Gamble
   02-14-00                                    5.86       14,000,000         13,970,425
   02-29-00                                    6.05       24,900,000         24,783,413
   03-15-00                                    5.77        8,900,000          8,839,087
Total                                                                        47,592,925

Insurance (0.8%)
American General Finance
   02-03-00                                    5.96       25,000,000         24,991,722
   04-12-00                                    5.90       19,300,000         19,078,088
Total                                                                        44,069,810

Metals (1.3%)
Alcoa
   02-17-00                                    5.66       16,700,000         16,658,064
   04-25-00                                    5.90       17,000,000         16,769,140
   04-25-00                                    5.91       25,000,000         24,659,917
   04-26-00                                    5.90       20,000,000         19,725,167
Total                                                                        77,812,288

Miscellaneous (0.7%)
CXC
   03-14-00                                    5.81       25,000,000(b)      24,831,709
USAA Capital
   02-16-00                                    6.07       19,000,000         18,952,104
Total                                                                        43,783,813

Multi-industry conglomerates (4.0%)
Emerson Electric
   02-16-00                                    6.02       17,700,000         17,655,750
GE Capital Intl Funding
   03-31-00                                    5.80       25,000,000(b)      24,764,410
   04-11-00                                    5.92       30,000,000(b)      29,658,750
   04-27-00                                    5.91       25,000,000(b)      24,651,819
General Electric Capital
   02-15-00                                    5.51       16,700,000         16,664,281
   02-15-00                                    6.19       25,000,000         24,939,917
   03-17-00                                    5.78       32,000,000         31,770,400
General Electric Capital Intl
   02-08-00                                    5.95       27,000,000(b)      26,968,815
   02-17-00                                    5.89       20,000,000(b)      19,947,822
   02-17-00                                    6.14       16,500,000(b)      16,455,120
Total                                                                       233,477,084

Retail (0.1%)
Wal-Mart Stores
   02-28-00                                    5.67        5,300,000(b)       5,277,541

Utilities -- electric (5.8%)
Duke Energy
   02-18-00                                    6.12       26,600,000         26,523,377
   02-22-00                                    6.07       25,000,000         24,911,771
Natl Rural Utilities
   02-23-00                                    5.82       30,000,000         29,893,667
   03-08-00                                    6.09       21,000,000         20,872,950
   03-13-00                                    5.80       16,600,000         16,491,104
   03-23-00                                    6.01       17,700,000         17,550,553
   03-24-00                                    5.97       12,800,000         12,690,546
   03-27-00                                    6.05       22,000,000         21,798,669
   03-28-00                                    6.07       30,000,000         29,719,533
   03-29-00                                    5.80       22,600,000         22,394,246
   03-29-00                                    6.06       30,000,000         29,715,000
   04-04-00                                    5.84       25,000,000         24,747,125
Northern States Power
   03-21-00                                    6.02       20,700,000         20,531,795
UBS Finance (Delaware)
   03-06-00                                    5.75       30,000,000         29,837,933
   03-10-00                                    5.75       15,100,000         15,008,830
Total                                                                       342,687,099

Utilities -- gas (1.0%)
Gateway Fuel
   02-02-00                                    5.83       28,745,000         28,740,345
   02-24-00                                    6.12       30,825,000         30,704,868
Total                                                                        59,445,213

Utilities -- telephone (3.0%)
AT&T
   03-16-00                                    5.74       32,000,000         31,777,066
   03-17-00                                    5.79       30,000,000         29,784,375
   03-20-00                                    5.75       13,900,000         13,794,175
Bell Atlantic Finance Services
   03-13-00                                    5.75        4,000,000          3,973,988
Bell Atlantic Network Funding
   02-07-00                                    6.21       25,000,000         24,974,167
   03-06-00                                    5.83       15,300,000         15,216,190
   03-13-00                                    5.77        3,000,000          2,980,423
GTE Funding
   02-15-00                                    6.01       11,400,000         11,373,400
   02-24-00                                    6.00       14,200,000         14,145,748
   02-29-00                                    5.70        3,200,000          3,185,888
   03-06-00                                    6.00       20,000,000         19,887,233
SBC Communications Capital
   02-08-00                                    5.84        4,200,000          4,195,239
Total                                                                       175,287,892

Total commercial paper
(Cost: $4,795,547,204)                                                   $4,795,547,204

Bank of America-
AES Hawaii
   02-16-00                                    5.86       24,000,000         23,941,500
   03-02-00                                    5.94       20,000,000         19,901,500
   03-03-00                                    5.83       21,600,000         21,492,120
   03-03-00                                    6.04       20,000,000         19,896,494
   03-24-00                                    5.79       29,500,000         29,255,412
   04-14-00                                    5.89       39,300,000         38,836,195
   04-19-00                                    5.89       20,000,000         19,747,800
Bank of New York-
River Fuel Trust
   02-29-00                                    5.78       13,642,000(b)      13,580,990
Toronto Dominion Bank-
Presbyterian Healthcare Services
   02-09-00                                    5.99       10,000,000          9,986,711
   03-08-00                                    5.77       20,000,000         19,885,200
Union Bank Switzerland-
River Fuel Trust
   03-02-00                                    5.78       10,780,000(b)      10,728,346
   03-02-00                                    5.80       16,531,000(b)      16,451,513
   04-03-00                                    5.89       15,715,000(b)      15,557,213
   04-05-00                                    5.93       14,563,000(b)      14,411,027

Total letters of credit
(Cost: $273,672,021)                                                       $273,672,021

See accompanying notes to investments in securities.

Repurchase agreements (0.3%)
Issuer                                                 Rate            Shares              Value(a)

Morgan Guaranty
   dated 01-31-00, matures 02-01-00, repurchase price
   $10,001,572 (collateralized by U.S. Treasury STRIPS:
   total market value $10,199,970)                     5.66%         $10,000,000          $10,000,000

State Street
   dated 01-31-00, matures 02-01-00, repurchase price
   $10,001,583 (collateralized by U.S. Treasury STRIPS:
   total market value $10,201,750                      5.70           10,000,000          10,000,000

Total repurchase agreements
(Cost: $20,000,000)                                                                      $20,000,000

Total investments in securities
(Cost: $5,831,519,225)(d)                                                             $5,831,519,225



 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
This security has been determined to be liquid under guidelines established by the board.

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2000.

(d) Also represents the cost of securities for federal income tax purposes at Jan. 31, 2000.

PART C.    OTHER INFORMATION

Item 23.   Exhibits

(a) Articles of Incorporation, as amended Nov. 14, 1991, filed as Exhibit No. 1 to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-54516, are incorporated by reference.

(b) By-laws, as amended January 12, 1989, filed as Exhibit No. 2 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 2-54516, are incorporated by reference.

(c) Stock certificate, filed as Exhibit 4 to Registrant's Amendment No. 12 to Registration Statement No. 2-54516 dated September 18, 1982, is incorporated by reference.

(d) Investment Management Services Agreement dated July 1, 1999 between Registrant and American Express Financial Corporation filed as Exhibit
         (d) to Registrant's Post-Effective Amendment No. 49 to Registration Statement No. 2-54516, is incorporated by reference.

(e) Distribution Agreement, dated July 8, 1999, between AXP Utilities Income Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (e) to AXP Utilities Income Fund, Inc. Post-Effective Amendment No. 22, to Registration Statement File No. 33-20872 filed on or about August 27, 1999. Registrant's Distribution Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement between Registrant and American Express Trust Company, dated March 20, 1995, filed electronically as Exhibit 8(a) to Registrant's Amendment No. 47 to Registration Statement No. 2-54516 is incorporated by reference.

(g)(2) Custodian Agreement Amendment between Registrant and American Express Trust Company, dated Oct. 9, 1997 is incorporated by reference to
         Exhibit 8(c) to Registrant's Post-Effective Amendment No. 48 filed on or about Sept. 30, 1998.

(h)(1) Administrative Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(e) to Registrant's Amendment No. 47 to Registration Statement No. 2-54516 is incorporated by reference.

(h)(2) License Agreement between the Registrant and IDS Financial Corporation dated Jan. 25, 1988, filed electronically as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 26 to Registration Statement No. 2-54516, is incorporated by reference.

(h)(3) License Agreement dated June 17, 1999, between the American Express Funds and American Express Company, filed electronically on or about September 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(4) Plan and Agreement of Merger dated April 10, 1986, filed as Exhibit 9 to Registrant's Post-Effective Amendment No. 19 to Registration Statement No. 2-54516, is incorporated by reference.

(h)(5) Agreement and Plan of Reorganization, dated Sept. 8, 1994, between IDS Cash Management Fund, a series of IDS Money Market Series, Inc. and IDS Planned Investment Account, also a series of IDS Money Market Series, Inc., filed electronically as Exhibit 4 to Registrant's Pre-Effective Amendment No. 1 on Form N-14, is incorporated by reference.

(h)(6) Transfer Agency Agreement dated March 9, 2000 is filed electronically herewith.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)      Independent Auditors' Consent is filed electronically herewith.

(k)      Omitted Financial Statements:  Not Applicable.

(l)      Initial Capital Agreements:  Not Applicable.

(m)(1)   Plan and Agreement of  Distribution  between  Registrant  and American
         Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 15 to Registrant's Amendment No. 47 to Registration Statement No. 2-54516 is incorporated by reference.

(m)(2) Plan and Agreement of Distribution For Class C Shares dated March 9, 2000 between AXP Bond Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m)(2) to AXP Bond Fund, Inc.'s Post-Effective Amendment No. 51 to Registration
         Statement File No. 2-51586 filed on or about June 26, 2000. Registrant's Plan and Agreement of Distribution for Class C Shares differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(n) Plan under Section 18f-3 dated March 2000 is filed electronically herewith.

(o)      Reserved

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment advisor and principal underwriter filed electronically on or about March 30, 2000 as Exhibit (p)(2) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770 is incorporated by reference.

(q)(1) Directors' Power of Attorney to sign Amendment to this Registration Statement dated Jan. 13, 2000, is filed electronically herewith.

(q)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement dated Jan. 13, 2000 is filed electronically herewith.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          None.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 26.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

Name and Title                  Other company(s)             Address                      Title within other
                                                                                          company(s)

Ronald G. Abrahamson,           American Express Client      IDS Tower 10                 Director and Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and Vice President
                                Company

Douglas A. Alger,               American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

Peter J. Anderson,              Advisory Capital             IDS Tower 10                 Director
Director and Senior Vice        Strategies Group Inc.        Minneapolis, MN 55440
President

                                American Express Asset                                    Director and Chairman of
                                Management Group Inc.                                     the Board

                                American Express Asset                                    Director, Chairman of the
                                Management International,                                 Board and Executive Vice
                                Inc.                                                      President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Capital Holdings Inc.                                 Director and President

                                IDS Futures Corporation                                   Director

                                NCM Capital Management       2 Mutual Plaza               Director
                                Group, Inc.                  501 Willard Street
                                                             Durham, NC  27701

Ward D. Armstrong,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board

John M. Baker,                  American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Trust                                    Senior Vice President
                                Company

Joseph M. Barsky III,           American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Timothy V. Bechtold,            American Centurion Life      IDS Tower 10                 Director and President
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Executive Vice President

                                IDS Life Insurance Company   P.O. Box 5144                Director and President
                                of New York                  Albany, NY 12205

                                IDS Life Series Fund, Inc.                                Director

John C. Boeder,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Futures Corporation                                   Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

Douglas W. Brewers,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Karl J. Breyer,                 American Express Financial   IDS Tower 10                 Senior Vice President
Director, Corporate Senior      Advisors Inc.                Minneapolis, MN 55440
Vice President

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Minnesota                                Director
                                Foundation

Cynthia M. Carlson,             American Enterprise          IDS Tower 10                 Director, President and
Vice President                  Investment Services Inc.     Minneapolis, MN 55440        Chief Executive Officer

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Service                                  Vice President
                                Corporation

Mark W. Carter,                 American Express Financial   IDS Tower 10                 Senior Vice President and
Director, Senior Vice           Advisors Inc.                Minneapolis, MN 55440        Chief Marketing Officer
President and Chief Marketing
Officer

                                IDS Life Insurance Company                                Executive Vice President

Kenneth I. Chenaut              American Express Company     American Express Tower       President and Chief
Director                                                     World Financial Center       Operating Officer
                                                             New York, NY  10285

James E. Choat,                 American Centurion Life      IDS Tower 10                 Executive Vice President
Director and Senior Vice        Assurance Company            Minneapolis, MN 55440
President

                                American Enterprise Life                                  Director, President and
                                Insurance Company                                         Chief Executive Officer

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Executive Vice President
                                of New York                  Albany, NY 12205

Kenneth J. Ciak,                AMEX Assurance Company       IDS Tower 10                 Director and President
Vice President and General                                   Minneapolis, MN 55440
Manager

                                American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager

                                IDS Property Casualty        1 WEG Blvd.                  Director and President
                                Insurance Company            DePere, WI 54115

Paul A. Connolly,               American Express Financial   IDS Tower 10                 Vice President - Retail
Vice President - Retail         Advisors Inc.                Minneapolis, MN 55440        Distribution Services
Distribution Services

Colleen Curran,                 American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Service                                  Vice President and Chief
                                Corporation                                               Legal Counsel

Luz Maria Davis                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Douglas K. Dunning,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Gordon L. Eid,                  American Express Financial   IDS Tower 10                 Senior Vice President,
Director, Senior Vice           Advisors Inc.                Minneapolis, MN 55440        General Counsel and Chief
President, General Counsel                                                                Compliance Officer
and Chief Compliance Officer

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Compliance Officer

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Wyoming Inc.

                                IDS Real Estate Services,                                 Vice President
                                Inc.

                                Investors Syndicate                                       Director
                                Development Corp.

Robert M. Elconin,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President

Gordon M. Fines,                American Express Asset       IDS Tower 10                 Senior Vice President and
Vice President                  Management Group Inc.        Minneapolis, MN 55440        Chief Investment Officer

                                American Express Financial                                Vice President
                                Advisors Inc.

Douglas L. Forsberg,            American Centurion Life      IDS Tower 10                 Director
Vice President                  Assurance Company            Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Express Financial                                Director, President and
                                Advisors Japan Inc.                                       Chief Executive Officer

Jeffrey P. Fox,                 American Enterprise Life     IDS Tower 10                 Vice President and
Vice President and Corporate    Insurance Company            Minneapolis, MN 55440        Controller
Controller

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Corporate Controller

Peter A. Gallus                 American Express Financial   IDS Tower 10                 Vice President-Investment
Vice President-Investment       Advisors Inc.                Minneapolis, MN 55440        Administration
Administration

Harvey Golub,                   American Express Company     American Express Tower       Chairman and Chief
Director                                                     World Financial Center       Executive Officer
                                                             New York, NY  10285

                                American Express Travel                                   Chairman and Chief
                                Related Services Company,                                 Executive Officer
                                Inc.

David A. Hammer,                American Express Financial   IDS Tower 10                 Vice President and
Vice President and Marketing    Advisors Inc.                Minneapolis, MN 55440        Marketing Controller
Controller

                                IDS Plan Services of                                      Director and Vice President
                                California, Inc.

Teresa A. Hanratty              American Express Financial   IDS Tower 10                 Senior Vice
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440        President-Field Management
President-Field Management

Lorraine R. Hart,               AMEX Assurance Company       IDS Tower 10                 Vice President
Vice President                                               Minneapolis, MN 55440

                                American Centurion Life                                   Vice President
                                Assurance Company

                                American Enterprise Life                                  Vice President
                                Insurance Company

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and Vice
                                Insurance Company                                         President

                                IDS Certificate Company                                   Vice President

                                IDS Life Insurance Company                                Vice President

                                IDS Life Series Fund, Inc.                                Vice President

                                IDS Life Variable Annuity                                 Vice President
                                Funds A and B

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President

                                IDS Life Insurance Company   P.O. Box 5144                Vice President
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President
                                Insurance Company            DePere, WI 54115

Scott A. Hawkinson,             American Express Financial   IDS Tower 10                 Vice President and
Vice President and Controller   Advisors Inc.                Minneapolis, MN 55440        Controller

Janis K. Heaney,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Brian M. Heath                  American Express Financial   IDS Tower 10                 Senior Vice President and
Director, Senior Vice           Advisors Inc.                Minneapolis, MN 55440        General Sales Manager
President and General Sales
Manager

Darryl G. Horsman,              American Express Trust       IDS Tower 10                 Director and President
Vice President                  Company                      Minneapolis, MN 55440

                                American Express Asset                                    Vice President
                                Management International
                                Inc.

Jeffrey S. Horton,              AMEX Assurance Company       IDS Tower 10                 Vice President, Treasurer
Vice President and Corporate                                 Minneapolis, MN 55440        and Assistant Secretary
Treasurer

                                American Centurion Life                                   Vice President and
                                Assurance Company                                         Treasurer

                                American Enterprise                                       Vice President and
                                Investment Services Inc.                                  Treasurer

                                American Enterprise Life                                  Vice President and
                                Insurance Company                                         Treasurer

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer

                                American Express Financial                                Vice President and
                                Advisors Japan Inc.                                       Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oregon Inc.                                     Treasurer

                                American Express Minnesota                                Vice President and
                                Foundation                                                Treasurer

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Partners Life                                    Vice President and
                                Insurance Company                                         Treasurer

                                IDS Cable Corporation                                     Director, Vice President
                                                                                          and Treasurer

                                IDS Cable II Corporation                                  Director, Vice President
                                                                                          and Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Certificate Company                                   Vice President and
                                                                                          Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Alabama Inc.                                              Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Massachusetts Inc.                                        Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                New Mexico Inc.                                           Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                North Carolina Inc.                                       Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Wyoming Inc.                                              Treasurer

                                IDS Life Insurance Company                                Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund Inc.                                 Vice President and
                                                                                          Treasurer

                                IDS Life Variable Annuity                                 Vice President and
                                Funds A & B                                               Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Treasurer

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                IDS Sales Support Inc.                                    Vice President and
                                                                                          Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corp.                                         Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                Public Employee Payment                                   Vice President and
                                Company                                                   Treasurer

David R. Hubers,                AMEX Assurance Company       IDS Tower 10                 Director
Director, President and Chief                                Minneapolis, MN 55440
Executive Officer

                                American Express Financial                                Chairman, President and
                                Advisors Inc.                                             Chief Executive Officer

                                American Express Service                                  Director and President
                                Corporation

                                IDS Certificate Company                                   Director

                                IDS Life Insurance Company                                Director

                                IDS Plan Services of                                      Director and President
                                California, Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

Debra A. Hutchinson             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN  55440

James M. Jensen,                American Express Financial   IDS Tower 10                 Vice President and
Vice President and              Advisors Inc.                Minneapolis, MN 55440        Controller-Advice and
Controller-Advice and Retail                                                              Retail Distribution Group
Distribution Group

                                IDS Life Insurance Company                                Vice President

Marietta L. Johns,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

Nancy E. Jones,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                American Express Service                                  Vice President
                                Corporation

Ora J. Kaine,                   American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Linda B. Keene,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Richard W. Kling,               AMEX Assurance Company       IDS Tower 10                 Director
Director and Senior Vice                                     Minneapolis, MN 55440
President - Insurance Products

                                American Centurion Life                                   Director and Chairman of
                                Assurance Company                                         the Board

                                American Enterprise Life                                  Director and Chairman of
                                Insurance Company                                         the Board

                                American Express                                          Director and President
                                Corporation

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Insurance Products

                                American Express Insurance                                Director and President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and President
                                Agency of Oregon Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                American Express Service                                  Vice President
                                Corporation

                                American Partners Life                                    Director and Chairman of
                                Insurance Company                                         the Board

                                IDS Certificate Company                                   Director and Chairman of
                                                                                          the Board

                                IDS Insurance Agency of                                   Director and President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Director and President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Director and President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Director and President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Director and President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Director and President
                                Wyoming Inc.

                                IDS Life Insurance Company                                Director, Chief Executive
                                                                                          Officer and President

                                IDS Life Series Fund, Inc.                                Director and President

                                IDS Life Variable Annuity                                 Manager, Chairman of the
                                Funds A and B                                             Board and President

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

                                IDS Life Insurance Company   P.O. Box 5144                Director and Chairman of
                                of New York                  Albany, NY 12205             the Board

John M. Knight                  American Express Financial   IDS Tower 10                 Vice President
                                Advisors                     Minneapolis, MN  55440

Paul F. Kolkman,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                IDS Life Series Fund, Inc.                                Vice President and Chief
                                                                                          Actuary

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

Claire Kolmodin,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Steve C. Kumagai,               American Express Financial   IDS Tower 10                 Director and Senior Vice
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440        President-Direct and
President-Direct and                                                                      Interactive Group
Interactive Group

Kurt A Larson,                  American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Lori J. Larson,                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Daniel E. Laufenberg,           American Express Financial   IDS Tower 10                 Vice President and Chief
Vice President and Chief U.S.   Advisors Inc.                Minneapolis, MN 55440        U.S. Economist
Economist

Peter A. Lefferts,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Trust                                    Director
                                Company

                                IDS Plan Services of                                      Director
                                California, Inc.

Douglas A. Lennick,             American Express Financial   IDS Tower 10                 Director and Executive
Director and Executive Vice     Advisors Inc.                Minneapolis, MN 55440        Vice President
President

Mary J. Malevich,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Fred A. Mandell,                American Express Financial   IDS Tower 10                 Vice President -
Vice President - Distribution   Advisors Inc.                Minneapolis, MN 55440        Distribution Channel
Channel Marketing                                                                         Marketing

Timothy J. Masek                American Express Financial   IDS Tower 10                 Vice President and
Vice President and Director     Advisors Inc.                Minneapolis, MN 55440        Director of Global Research
of Global Research

Sarah A. Mealey,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Paula R. Meyer,                 American Enterprise Life     IDS Tower 10                 Vice President
Vice President                  Insurance Company            Minneapolis, MN 55440

                                American Express                                          Director
                                Corporation

                                American Express Financial                                Vice President
                                Advisors Inc.

                                American Partners Life                                    Director and President
                                Insurance Company

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

                                Investors Syndicate                                       Director, Chairman of the
                                Development Corporation                                   Board and President

Shashank B. Modak               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Pamela J. Moret,                American Express Financial   IDS Tower 10                 Senior Vice President -
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440        Investment Products
President - Investment
Products

                                American Express Trust                                    Vice President
                                Company

                                IDS Certificate Company                                   Director

                                IDS Life Insurance Company                                Executive Vice President

Barry J. Murphy,                American Express Client      IDS Tower 10                 Director and President
Director and Senior Vice        Service Corporation          Minneapolis, MN 55440
President

                                American Enterprise                                       Director
                                Investment Services, Inc.

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President

Mary Owens Neal,                American Express Financial   IDS Tower 10                 Vice President-Consumer
Vice President-Consumer         Advisors Inc.                Minneapolis, MN 55440        Marketing
Marketing

Michael J. O'Keefe,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

James R. Palmer,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Life Insurance Company                                Vice President

Carla P. Pavone,                American Express Financial   IDS Tower 10                 Vice
Vice President-Compensation     Advisors Inc.                Minneapolis, MN 55440        President-Compensation
Services and ARD Product                                                                  Services and ARD Product
Distribution                                                                              Distribution

                                Public Employee Payment                                   Director and President
                                Company

Thomas P. Perrine,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

Susan B. Plimpton,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Ronald W. Powell,               American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                IDS Cable Corporation                                     Vice President and
                                                                                          Assistant Secretary

                                IDS Cable II Corporation                                  Vice President and
                                                                                          Assistant Secretary

                                IDS Management Corporation                                Vice President and
                                                                                          Assistant Secretary

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Assistant Secretary

                                IDS Plan Services of                                      Vice President and
                                California, Inc.                                          Assistant Secretary

                                IDS Realty Corporation                                    Vice President and
                                                                                          Assistant Secretary

James M. Punch,                 American Express Financial   IDS Tower 10                 Vice President - Branded
Vice President - Branded        Advisors Inc.                Minneapolis, MN 55440        Platform Project
Platform Project

Frederick C. Quirsfeld,         American Express Asset       IDS Tower 10                 Senior Vice President and
Director and Senior Vice        Management Group Inc.        Minneapolis, MN 55440        Senior Portfolio Manager
President

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

Rollyn C. Renstrom,             American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Rebecca K. Roloff,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

Stephen W. Roszell,             Advisory Capital             IDS Tower 10                 Director
Director and Senior Vice        Strategies Group Inc.        Minneapolis, MN 55440
President

                                American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President
                                Advisors Inc.

                                American Express Trust                                    Director
                                Company

Erven A. Samsel,                American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

Theresa M. Sapp                 American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Stuart A. Sedlacek,             AMEX Assurance Company       IDS Tower 10                 Director
Director, Senior Vice                                        Minneapolis, MN 55440
President and Chief Financial
Officer

                                American Enterprise Life                                  Executive Vice President
                                Insurance Company

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Financial Officer

                                American Express Trust                                    Director
                                Company

                                American Partners Life                                    Director and Vice President
                                Insurance Agency

                                IDS Certificate Company                                   Director and President

                                IDS Life Insurance Company                                Executive Vice President
                                                                                          and Controller

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

Donald K. Shanks,               AMEX Assurance Company       IDS Tower 10                 Senior Vice President
Vice President                                               Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Senior Vice President
                                Insurance Company            DePere, WI 54115

Judy P. Skoglund,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Bridget Sperl,                  American Express Client      IDS Tower 10                 Vice President
Vice President                  Service Corporation          Minneapolis, MN 55440

                                American Express Financial                                Vice President
                                Advisors Inc.

                                Public Employee Payment                                   Director and President
                                Company

Lisa A. Steffes,                American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

William A. Stoltzmann,          American Enterprise Life     IDS Tower 10                 Director, Vice President,
Vice President and Assistant    Insurance Company            Minneapolis, MN 55440        General Counsel and
General Counsel                                                                           Secretary

                                American Express                                          Director, Vice President
                                Corporation                                               and Secretary

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Assistant General Counsel

                                American Partners Life                                    Director, Vice President,
                                Insurance Company                                         General Counsel and
                                                                                          Secretary

                                IDS Life Insurance Company                                Vice President, General
                                                                                          Counsel and Secretary

                                IDS Life Series Fund Inc.                                 General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Variable Annuity                                 General Counsel and
                                Funds A & B                                               Assistant Secretary

James J. Strauss,               American Express Financial   IDS Tower 10                 Vice President
Vice President and General      Advisors Inc.                Minneapolis, MN 55440
Auditor

Jeffrey J. Stremcha,            American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Barbara Stroup Stewart,         American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Keith N. Tufte                  American Express Financial   IDS Tower 10                 Vice President and
Vice President and Director     Advisors Inc.                Minneapolis, MN 55440        Director of Equity Research
of Equity Research

Norman Weaver Jr.,              American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

Michael L. Weiner,              American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

                                IDS Capital Holdings Inc.                                 Vice President

                                IDS Futures Brokerage Group                               Vice President

                                IDS Futures Corporation                                   Vice President, Treasurer
                                                                                          and Secretary

                                IDS Sales Support Inc.                                    Director, Vice President
                                                                                          and Assistant Treasurer

Jeffry F. Welter,               American Express Financial   IDS Tower 10                 Vice President
Vice President                  Advisors Inc.                Minneapolis, MN 55440

Edwin M. Wistrand,              American Express Financial   IDS Tower 10                 Vice President and
Vice President and Assistant    Advisors Inc.                Minneapolis, MN 55440        Assistant General Counsel
General Counsel

                                American Express Financial                                Vice President and Chief
                                Advisors Japan Inc.                                       Legal Officer

Michael D. Wolf,                American Express Asset       IDS Tower 10                 Executive Vice President
Vice President                  Management Group Inc.        Minneapolis, MN 55440        and Senior Portfolio
                                                                                          Manager

                                American Express Financial                                Vice President
                                Advisors Inc.

Michael R. Woodward,            American Express Financial   IDS Tower 10                 Senior Vice President
Director and Senior Vice        Advisors Inc.                Minneapolis, MN 55440
President

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of Oregon Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Alabama Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Massachusetts Inc.

                                IDS Insurance Agency of                                   Vice President
                                New Mexico Inc.

                                IDS Insurance Agency of                                   Vice President
                                North Carolina Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

                                IDS Insurance Agency of                                   Vice President
                                Wyoming Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

Item 27. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

         AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; IDS Certificate Company; Strategist Income Fund, Inc.; Strategist Growth Fund, Inc.; Strategist Growth and Income Fund, Inc.; Strategist World Fund, Inc. and Strategist Tax-Free Income Fund, Inc.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address    Position and Offices with           Offices with Registrant
                                       Underwriter

Ronald G. Abrahamson                   Vice President-Service Quality      None
IDS Tower 10                           and Reengineering
Minneapolis, MN  55440

Douglas A. Alger                       Senior Vice President-Human         None
IDS Tower 10                           Resources
Minneapolis, MN  55440

Peter J. Anderson                      Senior Vice President-Investment    Vice President-Investments
IDS Tower 10                           Operations
Minneapolis, MN  55440

Ward D. Armstrong                      Vice President-American Express     None
IDS Tower 10                           Retirement Services
Minneapolis, MN  55440

John M. Baker                          Vice President-Plan Sponsor         None
IDS Tower 10                           Services
Minneapolis, MN  55440

Joseph M. Barsky III                   Vice President - Mutual Fund        None
IDS Tower 10                           Equities
Minneapolis, MN  55440

Timothy V. Bechtold                    Vice President-Risk Management      None
IDS Tower 10                           Products
Minneapolis, MN  55440

John D. Begley                         Group Vice President-Ohio/Indiana   None
Suite 100
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                        Group Vice President-Los Angeles    None
Suite 900, E. Westside Twr             Metro
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                         Vice President-Nonproprietary       None
IDS Tower 10                           Products
Minneapolis, MN  55440

Walter K. Booker                       Group Vice President-New Jersey     None
Suite 200, 3500 Market Street
Camp Hill, NJ  17011

Bruce J. Bordelon                      Group Vice President - San          None
1333 N. California Blvd., Suite 200    Francisco Area
Walnut Creek, CA  94596

Charles R. Branch                      Group Vice President-Northwest      None
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                     Vice President-Sales Support        None
IDS Tower 10
Minneapolis, MN  55440

Karl J. Breyer                         Corporate Senior Vice President     None
IDS Tower 10
Minneapolis, MN  55440

Cynthia M. Carlson                     Vice President-American Express     None
IDS Tower 10                           Securities Services
Minneapolis, MN  55440

Mark W. Carter                         Senior Vice President and Chief     None
IDS Tower 10                           Marketing Officer
Minneapolis, MN  55440

James E. Choat                         Senior Vice President - Third       None
IDS Tower 10                           Party Distribution
Minneapolis, MN  55440

Kenneth J. Ciak                        Vice President and General          None
IDS Property Casualty                  Manager-IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                       Vice President-Retail - Retail      None
IDS Tower 10                           Distribution Services
Minneapolis, MN 55440

Henry J. Cormier                       Group Vice President-Connecticut    None
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                       Group Vice President-Arkansas/      None
Suite 200                              Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                         Group Vice                          None
Suite 312                              President-Carolinas/Eastern
7300 Carmel Executive Pk               Georgia
Charlotte, NC  28226

Colleen Curran                         Vice President and Assistant        None
IDS Tower 10                           General Counsel
Minneapolis, MN  55440

Luz Maria Davis                        Vice President-Communications       None
IDS Tower 10
Minneapolis, MN  55440

Arthur E. Delorenzo                    Group Vice President - Upstate      None
4 Atrium Drive, #100                   New York
Albany, NY  12205

Scott M. DiGiammarino                  Group Vice                          None
Suite 500, 8045 Leesburg Pike          President-Washington/Baltimore
Vienna, VA  22182

Bradford L. Drew                       Group Vice President-Eastern        None
Two Datran Center                      Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                     Vice President-Assured Assets       None
IDS Tower 10                           Product Development and Management
Minneapolis, MN  55440

James P. Egge                          Group Vice President-Western        None
4305 South Louise, Suite 202           Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Gordon L. Eid                          Senior Vice President, General      None
IDS Tower 10                           Counsel and Chief Compliance
Minneapolis, MN  55440                 Officer

Robert M. Elconin                      Vice President-Government           None
IDS Tower 10                           Relations
Minneapolis, MN  55440

Phillip W. Evans                       Group Vice President-Rocky          None
Suite 600                              Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                        Vice President-Mutual Fund Equity   None
IDS Tower 10                           Investments
Minneapolis, MN  55440

Douglas L. Forsberg                    Vice President - International      None
IDS Tower 10
Minneapolis, MN  55440

Jeffrey P. Fox                         Vice President and Corporate        None
IDS Tower 10                           Controller
Minneapolis, MN  55440

William P. Fritz                       Group Vice President-Gateway        None
Suite 160
12855 Flushing Meadows Dr
St. Louis, MO  63131

Carl W. Gans                           Group Vice President-Twin City      None
8500 Tower Suite 1770                  Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

Peter A. Gallus                        Vice President-Investment           None
IDS Tower 10                           Administration
Minneapolis, MN  55440

David A. Hammer                        Vice President and Marketing        None
IDS Tower 10                           Controller
Minneapolis, MN  55440

Teresa A. Hanratty                     Senior Vice President-Field         None
Suites 6&7                             Management
169 South River Road
Bedford, NH  03110

Robert L. Harden                       Group Vice President-Boston Metro   None
Two Constitution Plaza
Boston, MA  02129

Lorraine R. Hart                       Vice President-Insurance            None
IDS Tower 10                           Investments
Minneapolis, MN  55440

Scott A. Hawkinson                     Vice President and                  None
IDS Tower 10                           Controller-Private Client Group
Minneapolis, MN  55440

Brian M. Heath                         Senior Vice President and General   None
Suite 150                              Sales Manager
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                        Vice President-Incentive            None
IDS Tower 10                           Management
Minneapolis, MN  55440

Jon E. Hjelm                           Group Vice President-Rhode          None
319 Southbridge Street                 Island/Central-Western
Auburn, MA  01501                      Massachusetts

David J. Hockenberry                   Group Vice President-Tennessee      None
30 Burton Hills Blvd.                  Valley
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                      Vice President and Treasurer        None
IDS Tower 10
Minneapolis, MN  55440

David R. Hubers                        Chairman, President and Chief       Board member
IDS Tower 10                           Executive Officer
Minneapolis, MN  55440

Debra A. Hutchinson                    Vice President - Relationship       None
IDS Tower 10                           Leader
Minneapolis, MN  55440

James M. Jensen                        Vice President and                  None
IDS Tower 10                           Controller-Advice and Retail
Minneapolis, MN  55440                 Distribution Group

Marietta L. Johns                      Senior Vice President-Field         None
IDS Tower 10                           Management
Minneapolis, MN  55440

Nancy E. Jones                         Vice President-Business             None
IDS Tower 10                           Development
Minneapolis, MN  55440

Ora J. Kaine                           Vice President-Financial Advisory   None
IDS Tower 10                           Services
Minneapolis, MN  55440

Linda B. Keene                         Vice President-Market Development   None
IDS Tower 10
Minneapolis, MN  55440

Raymond G. Kelly                       Group Vice President-North Texas    None
Suite 250
801 East Campbell Road
Richardson, TX  75081

Richard W. Kling                       Senior Vice President-Insurance     None
IDS Tower 10                           Products
Minneapolis, MN  55440

John M. Knight                         Vice President-Investment           Treasurer
IDS Tower 10                           Accounting
Minneapolis, MN  55440

Paul F. Kolkman                        Vice President-Actuarial Finance    None
IDS Tower 10
Minneapolis, MN  55440

Claire Kolmodin                        Vice President-Service Quality      None
IDS Tower 10
Minneapolis, MN  55440

David S. Kreager                       Group Vice President-Greater        None
Suite 108                              Michigan
Trestle Bridge V
5136 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                      Director and Senior Vice            None
IDS Tower 10                           President-Direct and Interactive
Minneapolis, MN  55440                 Group

Mitre Kutanovski                       Group Vice President-Chicago Metro  None
Suite 680
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                         Vice President-Senior Portfolio     None
IDS Tower 10                           Manager
Minneapolis, MN  55440

Lori J. Larson                         Vice President-Brokerage and        None
IDS Tower 10                           Direct Services
Minneapolis, MN  55440

Daniel E. Laufenberg                   Vice President and Chief U.S.       None
IDS Tower 10                           Economist
Minneapolis, MN  55440

Peter A. Lefferts                      Senior Vice President-Corporate     None
IDS Tower 10                           Strategy and Development
Minneapolis, MN  55440

Douglas A. Lennick                     Director and Executive Vice         None
IDS Tower 10                           President-Private Client Group
Minneapolis, MN  55440

Mary J. Malevich                       Vice President-Senior Portfolio     None
IDS Tower 10                           Manager
Minneapolis, MN  55440






Fred A. Mandell                        Vice President-Distribution         None
IDS Tower 10                           Channel Marketing
Minneapolis, MN  55440

Daniel E. Martin                       Group Vice President-Pittsburgh     None
Suite 650                              Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                       Vice President and Director of      None
IDS Tower 10                           Global Research
Minnapolis, MN  55440

Sarah A. Mealey                        Vice President-Mutual Funds         None
IDS Tower 10
Minneapolis, MN  55440

Paula R. Meyer                         Vice President-Assured Assets       None
IDS Tower 10
Minneapolis, MN  55440

Shashank B. Modak                      Vice President - Technology Leader  None
IDS Tower 10
Minneapolis, MN  55440

Pamela J. Moret                        Senior Vice President-Investment    None
IDS Tower 10                           Products and Vice
Minneapolis, MN  55440                 President-Variable Assets

Barry J. Murphy                        Senior Vice President-Client        None
IDS Tower 10                           Service
Minneapolis, MN  55440

Mary Owens Neal                        Vice President-Consumer Marketing   None
IDS Tower 10
Minneapolis, MN  55440

Thomas V. Nicolosi                     Group Vice President-New York       None
Suite 220                              Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                     Vice President-Advisory Business    None
IDS Tower 10                           Systems
Minneapolis, MN 55440

James R. Palmer                        Vice President-Taxes                None
IDS Tower 10
Minneapolis, MN  55440

Marc A. Parker                         Group Vice                          None
10200 SW Greenburg Road                President-Portland/Eugene
Suite 110
Portland, OR 97223

Carla P. Pavone                        Vice President-Compensation         None
IDS Tower 10                           Services and ARD Product
Minneapolis, MN  55440                 Distribution

Thomas P. Perrine                      Senior Vice President-Group         None
IDS Tower 10                           Relationship Leader/American
Minneapolis, MN  55440                 Express Technologies Financial
                                       Services

Susan B. Plimpton                      Vice President-Marketing Services   None
IDS Tower 10
Minneapolis, MN  55440

Larry M. Post                          Group Vice President-Philadelphia   None
One Tower Bridge                       Metro
100 Front Street 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell                       Vice President and Assistant        None
IDS Tower 10                           General Counsel
Minneapolis, MN  55440

Diana R. Prost                         Group Vice                          None
3030 N.W. Expressway                   President-Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

James M. Punch                         Vice President Branded Platform     None
IDS Tower 10                           Project
Minneapolis, MN  55440

Frederick C. Quirsfeld                 Senior Vice President-Fixed Income  Vice President - Fixed Income
IDS Tower 10                                                               Investments
Minneapolis, MN  55440

Rollyn C. Renstrom                     Vice President-Corporate Planning   None
IDS Tower 10                           and Analysis
Minneapolis, MN  55440

R. Daniel Richardson III               Group Vice President-Southern       None
Suite 800                              Texas
Arboretum Plaza One
9442 Capital of Texas Hwy N.
Austin, TX  78759

ReBecca K. Roloff                      Senior Vice President-Field         None
IDS Tower 10                           Management and Financial Advisory
Minneapolis, MN  55440                 Service

Stephen W. Roszell                     Senior Vice                         None
IDS Tower 10                           President-Institutional
Minneapolis, MN  55440

Max G. Roth                            Group Vice                          None
Suite 201 S IDS Ctr                    President-Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Diane M. Ruebling                      Group Vice President-Central        None
Suite 200, Bldg. B                     California/Western Nevada
2200 Douglas Blvd.
Roseville, CA  95661

Erven A. Samsel                        Senior Vice President-Field         None
45 Braintree Hill Park                 Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                        Vice President - Relationship       None
IDS Tower 10                           Leader
Minneapolis, MN  55440

Russell L. Scalfano                    Group Vice                          None
Suite 201                              President-Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                      Group Vice President-Arizona/Las    None
Suite 205                              Vegas
7333 E Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                     Senior Vice President and Chief     None
IDS Tower 10                           Financial Officer
Minneapolis, MN  55440

Donald K. Shanks                       Vice President-Property Casualty    None
IDS Tower 10
Minneapolis, MN  55440

F. Dale Simmons                        Vice President-Senior Portfolio     None
IDS Tower 10                           Manager, Insurance Investments
Minneapolis, MN  55440

Judy P. Skoglund                       Vice President-Quality and          None
IDS Tower 10                           Service Support
Minneapolis, MN  55440

James B. Solberg                       Group Vice President-Eastern Iowa   None
466 Westdale Mall                      Area
Cedar RapIDS, IA  52404

Bridget Sperl                          Vice President-Geographic Service   None
IDS Tower 10                           Teams
Minneapolis, MN  55440

Paul J. Stanislaw                      Group Vice President-Southern       None
Suite 1100                             California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                        Vice President - Marketing Offer    None
IDS Tower 10                           Development
Minneapolis, MN  55440

Lois A. Stilwell                       Group Vice President-Outstate       None
Suite 433                              Minnesota Area/ North
9900 East Bren Road                    Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann                  Vice President and Assistant        None
IDS Tower 10                           General Counsel
Minneapolis, MN  55440

James J. Strauss                       Vice President and General Auditor  None
IDS Tower 10
Minneapolis, MN  55440

Jeffrey J. Stremcha                    Vice President-Information          None
IDS Tower 10                           Resource Management/ISD
Minneapolis, MN  55440

Barbara Stroup Stewart                 Vice President-Channel Development  None
IDS Tower 10
Minneapolis, MN  55440

Craig P. Taucher                       Group Vice                          None
Suite 150                              President-Orlando/Jacksonville
4190 Belfort Road
Jacksonville,  FL  32216

Neil G. Taylor                         Group Vice                          None
Suite 425                              President-Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                         Senior Vice President               Board Member
IDS Tower 10
Minneapolis, MN  55440

Keith N. Tufte                         Vice President and Director of      None
IDS Tower 10                           Equity Research
Minneapolis, MN  55440

Peter S. Velardi                       Group Vice                          None
Suite 180                              President-Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer                Group Vice President-Detroit Metro  None
8115 East Jefferson Avenue
Detroit, MI  48214

Donald F. Weaver                       Group Vice President-Greater        None
3500 Market Street, Suite 200          Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                      Senior Vice President - Alliance    None
1010 Main St. Suite 2B                 Group
Huntington Beach, CA  92648

Michael L. Weiner                      Vice President-Tax Research and     None
IDS Tower 10                           Audit
Minneapolis, MN  55440

Jeffry M. Welter                       Vice President-Equity and Fixed     None
IDS Tower 10                           Income Trading
Minneapolis, MN  55440

Thomas L. White                        Group Vice President-Cleveland      None
Suite 200                              Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                       Group Vice President-Virginia       None
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                    Group Vice President-Western        None
Two North Tamiami Trail                Florida
Suite 702
Sarasota, FL  34236

Edwin M. Wistrand                      Vice President and Assistant        None
IDS Tower 10                           General Counsel
Minneapolis, MN  55440

Michael D. Wolf                        Vice President-Senior Portfolio     None
IDS Tower 10                           Manager
Minneapolis, MN  55440

Michael R. Woodward                    Senior Vice President-Field         None
32 Ellicott St                         Management
Suite 100
Batavia, NY  14020

Rande L. Zellers                       Group Vice President-Gulf States    None
1 Galleria Blvd., Suite 1900
Metairie, LA  70001


Item 27 (c).        Not Applicable

Item 28.            Location of Accounts and Records

                    American Express Financial Corporation
                    IDS Tower 10
                    Minneapolis, MN  55440

Item 29.            Management Services

                    Not Applicable.

Item 30.            Undertakings

                    Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Money Market Series, Inc., certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 13th day of June, 2000.


AXP MONEY MARKET SERIES, INC.


By /s/   Arne H. Carlson**
         Arne H. Carlson, Chief Executive Officer


By  /s/ John M. Knight
        John M. Knight, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 13th day of June, 2000.

Signature                                            Capacity


____________________________                         Director
     Peter J. Anderson

/s/  H. Brewster Atwater, Jr.*                       Director
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson*                                Chairman of the Board
     Arne H. Carlson

/s/  Lynne V. Cheney*                                Director
     Lynne V. Cheney

/s/  David R. Hubers*                                Director
     David R. Hubers

/s/  Heinz F. Hutter*                                Director
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
     Anne P. Jones

/s/  William R. Pearce*                              Director
     William R. Pearce

/s/  Alan K. Simpson*                                Director
     Alan K. Simpson

Signature                                            Capacity


/s/  John R. Thomas*                                 Director
     John R. Thomas

/s/  C. Angus Wurtele*                               Director
     C. Angus Wurtele


*Signed pursuant to Directors' Power of Attorney, dated Jan. 13, 2000, filed electronically herewith as Exhibit (q)(1), by:



/ Leslie L. Ogg
Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney, dated Jan. 13, 2000, filed electronically herewith as Exhibit (q)(2), by:



/s/ Leslie L. Ogg
Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 51 TO REGISTRATION STATEMENT NO. 2-54516


This Post-Effective Amendment contains the following papers and documents:

The facing sheet.


Part A.

         AXP Cash Management Fund prospectus.

Part B.

         Statement of Additional Information for AXP Money Market Series, Inc., AXP Cash Management Fund.

         Financial Statements.

Part C.

         Other information.

         Exhibits.

The signatures.